UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-3940

Strategic Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	8/31
Date of reporting period:	8/31/15

The following N-CSR relates only to the Registrant’s series listed below and does not affect the other series of the Registrant, which have different fiscal year ends and, therefore, different N-CSR reporting requirements.  Separate N-CSR Forms will be filed for these series, as appropriate.

Dreyfus Conservative Allocation Fund

Dreyfus Growth Allocation Fund

Dreyfus Moderate Allocation Fund

FORM N-CSR

Item 1.                         Reports to Stockholders.

Dreyfus Conservative Allocation Fund

ANNUAL REPORT August 31, 2015

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

T H E F U N D

F O R M O R E I N F O R M AT I O N

Back Cover

Dreyfus Conservative Allocation Fund	The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this annual report for Dreyfus Conservative Allocation Fund, covering the 12-month period from September 1, 2014, through August 31, 2015. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Financial markets proved volatile over the reporting period. For much of the year, a recovering U.S. economy enabled stocks to advance, but those gains were more than erased in August when economic concerns in China, falling commodity prices and a stronger U.S. dollar sparked sharp corrections in equity markets throughout the world. The emerging markets were especially hard hit in this environment. U.S. bonds generally fared better, rallying in late 2014 due to robust investor demand before reversing course in the spring as the domestic economy strengthened. Global economic instability in August hurt corporate-backed and inflation-linked bonds, but U.S. government securities held up relatively well.

We expect market uncertainty and volatility to persist over the near term as investors vacillate between hopes that current market turmoil represents a healthy correction and fears that further disappointments could trigger a full-blown bear market. Our investment strategists and portfolio managers are monitoring developments carefully, keeping a close watch on Chinese fiscal and monetary policy, liquidity factors affecting various asset classes, and other developments that could influence investor sentiment. Over the longer term, we remain confident that financial markets are likely to stabilize as the world adjusts to slower Chinese economic growth, abundant energy resources and the anticipated eventual normalization of monetary policy. In our view, investors will continue to be well served under these circumstances by a long-term perspective and a disciplined investment approach.

Thank you for your continued confidence and support.

Sincerely,

J. Charles Cardona

President

The Dreyfus Corporation

September 15, 2015

2

DISCUSSION OF FUND PERFORMANCE

For the period of September 1, 2014, through August 31, 2015, as provided by Keith L. Stransky, CFA, Senior Portfolio Manager

Fund and Market Performance Overview

For the 12-month period ended August 31, 2015, Dreyfus Conservative Allocation Fund produced a total return of -2.94%.1 In comparison, the fund’s benchmark, the Standard & Poor’s 500 Composite Stock Price Index, produced a total return of 0.48% for the same period.2 The fund also utilizes a customized blended index composed of 40% Standard & Poor’s 500 Composite Stock Price Index and 60% Barclays U.S. Aggregate Bond Index, which returned 1.06% for the same period.3

U.S. stocks produced roughly flat returns amid heightened volatility over the reporting period, while U.S. fixed income markets fared slightly better. The fund lagged its benchmarks, mainly due to its investment in international securities, which significantly lagged, and are not reflected in the U.S. only indices’ results.

The Fund’s Investment Approach

Dreyfus Conservative Allocation Fund seeks current income with some consideration for capital appreciation. In pursuing its goal, the fund normally allocates 40% of its assets to equity securities and 60% of its assets to fixed income securities.

The fund achieves its targeted asset allocation mix by investing in other mutual funds that are advised by The Dreyfus Corporation (Dreyfus). In turn, the underlying funds invest in a wide range of equity and fixed income securities, including U.S. large-, mid- and small-cap equities; international, global, and emerging-market equities; and U.S. and international fixed income securities.

The fund’s portfolio manager selects the underlying funds based on their investment objectives and management policies, portfolio holdings, risk/reward profiles, historical performance and other factors. The fund may invest in a variety of underlying equity and fixed income funds identified by the Dreyfus Investment Committee. The underlying fund options are subject to change at any given time by the fund’s board of directors.

Global Economic Concerns Sparked Market Turmoil

The reporting period began in the midst of a U.S. stock market downturn stemming from disappointing global economic data, but domestic employment gains, better consumer confidence, and improved business sentiment prompted a quick market recovery. Consequently, some broad U.S. market indices climbed to record highs through the end of February 2015. Investors responded negatively in March to sluggish domestic economic growth stemming from severe winter weather and an appreciating U.S. dollar. However, the U.S. economy regained traction in the spring, and stocks resumed their advance until a debt crisis in Greece and slowing economic growth in China again sent stock prices lower over the summer.

In the U.S. bond market, long-term interest rates fluctuated as investors reacted to global economic developments and shifting expectations of higher short-term interest rates in the United States. Nonetheless, U.S. bonds generally produced higher returns than U.S. stocks for the reporting period overall.

3

DISCUSSION OF FUND PERFORMANCE (continued)

In contrast, an appreciating U.S. dollar against most other currencies substantially undermined international investment returns for U.S. residents. In addition, stocks in the emerging markets lost considerable value amid slowing economic growth in China.

Overseas Exposure Undercut Relative Performance

The fund’s performance compared to its U.S.-centric benchmarks was constrained by exposure to international markets. Most notably, Dreyfus Emerging Markets Fund was hurt by general weakness in developing countries. While some of the more defensively positioned international equity investments, such as Dreyfus/Newton International Equity Fund, fared better than international market averages, they nonetheless underperformed the S&P 500 Index.

The fund’s relative performance was dampened to a lesser degree by security selection shortfalls within some of its underlying stock funds. Dreyfus Appreciation Fund was hurt by overweighted exposure to the struggling energy sector, Dreyfus Opportunistic Midcap Value Fund struggled with disappointments in the materials and industrials sectors, and Dreyfus Structured Midcap Fund underperformed in the energy, financials and industrials sectors. Among fixed income investments, results were hindered by exposure to lower rated high yield and emerging market debt securities.

The fund’s allocation strategy helped offset some of the relative weakness produced by its underlying mutual funds. The fund benefited from underweighted exposure compared to its neutral allocation targets among international equities and fixed income securities. Overweighted positions in U.S. bonds also supported relative performance.

Allocation changes during the reporting period were limited to two moves in February, when we moved assets from Dreyfus International Value Fund to the better performing Dreyfus International Equity Fund, and we reduced alternative exposure by shifting assets from Dreyfus Global Real Estate Securities Fund to the Dreyfus Short Duration Bond Fund.

Positioned for Continued U.S. Economic Growth

We expect market volatility to persist over the near term, but we remain optimistic about the markets’ longer term prospects. The U.S. economy has continued to grow, aggressively accommodative monetary policies are at work in several international markets, and equity valuations throughout the world have become more attractive. Still, until we see greater evidence of global economic stability, we have maintained a target weight exposure to bonds, and we have continued to favor U.S. investments over their international counterparts.

September 15, 2015

Equity funds are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus. Stocks of small- and/or mid-cap companies often experience sharper price fluctuations than stocks of large-cap companies.

Asset allocation and diversification cannot assure a profit or protect against loss.

The ability of the fund to achieve its investment goal depends, in part, on the ability of the Dreyfus Investment Committee to allocate effectively the fund’s assets among the asset classes and the underlying funds. There can be no assurance that the actual allocations will be effective in achieving the fund’s investment goal.

Bond funds are subject generally to interest rate, credit, liquidity, and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.

4

Investing internationally involves special risks, including changes in currency exchange rates, political, economic, and social instability, a lack of comprehensive company information, differing auditing and legal standards, and less market liquidity. Emerging markets tend to be more volatile than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries.

1 Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption fund shares may be worth more or less than their original cost. Return figure provided reflects the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an agreement in effect through January 1, 2016, at which time it may be extended, terminated, or modified. Had these expenses not been absorbed, the fund’s return would have been lower.

2 SOURCE: LIPPER INC. – Reflects reinvestment of dividends and, where applicable, capital gain distributions. The Standard & Poor’s 500 Composite Stock Price Index is a widely accepted, unmanaged index of U.S. stock market performance.

3 SOURCE: FACTSET – Reflects reinvestment of dividends and, where applicable, capital gain distributions. The Barclays U.S. Aggregate Bond Index is a widely accepted, unmanaged total return index of corporate, U.S. government and U.S. government agency debt instruments, mortgage-backed securities, and asset-backed securities with an average maturity of 1-10 years. Investors cannot invest directly in any index.

5

FUND PERFORMANCE

Comparison of change in value of $10,000 investment in Dreyfus Conservative Allocation Fund with the Standard & Poor's 500 Composite Stock Price Index, and the Customized Blended Index

Average Annual Total Returns as of 8/31/15
	Inception			From
	Date	1 Year	5 Years	Inception
Fund	10/1/09	-2.94%	6.05%	5.94%
Standard & Poor's 500 Composite Stock Price Index	9/30/09	0.48%	15.86%	13.47%	†††
Customized Blended Index	9/30/09	1.06%	8.17%	7.86%	†††

†  Source: Lipper Inc.

††  Source: Factset

Past performance is not predictive of future performance. The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The above graph compares a $10,000 investment made in Dreyfus Conservative Allocation Fund on 10/1/09 (inception date) to a $10,000 investment made in two different indices: (1) the Standard & Poor’s 500 Composite Stock Price Index (the “S&P 500 Index”) and (2) the Customized Blended Index. The Customized Blended Index is calculated on a year-to-date basis and rebalanced monthly. All dividends and capital gain distributions are reinvested. The fund’s performance shown in the line graph above takes into account all applicable fees and expenses. The S&P 500 Index is a widely accepted, unmanaged index of U.S. stock market performance. The Customized Blended Index is composed of the S&P 500 Index, 40% and the Barclays U.S. Aggregate Bond Index (the “Barclays Index”), 60%. The Barclays Index is a widely accepted, unmanaged index of corporate, government and government agency debt instruments, mortgage-backed securities and asset-backed securities with an average maturity of 1-10 years. Unlike a mutual fund, the indices are not subject to charges, fees and other expenses. Investors cannot invest directly in any index. Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the prospectus and elsewhere in this report.

†††  For comparative purposes, the value of each index on 9/30/09 is used as the beginning value on 10/1/09.

6

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Conservative Allocation Fund from March 1, 2015 to August 31, 2015. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended August 31, 2015

Expenses paid per $1,000†	$ 1.58
Ending value (after expenses)	$ 959.60

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended August 31, 2015

Expenses paid per $1,000†	$ 1.63
Ending value (after expenses)	$ 1,023.59

† Expenses are equal to the fund’s annualized expense ratio of .32%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

7

STATEMENT OF INVESTMENTS

August 31, 2015

||ANAME||

Registered Investment Companies - 100.2% (continued)	Shares		Value ($)
Domestic Equity - 34.6% (continued)
Dreyfus Appreciation Fund, Cl. Y	37,640	[a]	1,851,158
Dreyfus Disciplined Stock Fund	35,770	[a]	1,208,684
Dreyfus Opportunistic Midcap Value Fund, Cl. Y	18,497	[a]	683,084
Dreyfus Research Growth Fund, Cl. Y	174,983	[a]	2,441,010
Dreyfus Smallcap Stock Index Fund	24,516	[a]	692,825
Dreyfus Strategic Value Fund, Cl. Y	49,301	[a]	1,902,020
Dreyfus Structured Midcap Fund, Cl. Y	24,028	[a]	690,800
Dreyfus U.S. Equity Fund, Cl. Y	86,492	[a]	1,627,774
Dreyfus/The Boston Company Small/Mid Cap Growth Fund, Cl. Y	41,022	[a]	701,065
			11,798,420
Domestic Fixed Income - 48.9% (continued)
Dreyfus Bond Market Index Fund, BASIC Shares	347,026	[a]	3,619,479
Dreyfus High Yield Fund, Cl. I	332,072	[a]	2,072,126
Dreyfus Intermediate Term Income Fund, Cl. Y	479,228	[a]	6,546,252
Dreyfus Short Duration Bond Fund, Cl. Y	431,290	[a]	4,403,464
			16,641,321
Foreign Equity - 7.5% (continued)
Dreyfus Emerging Markets Fund, Cl. Y	34,652	[a]	273,057
Dreyfus Global Real Estate Securities Fund, Cl. Y	37,831	[a]	325,345
Dreyfus International Equity Fund, Cl. Y	15,607	[a]	530,964
Dreyfus International Stock Index Fund	31,218	[a]	483,568
Dreyfus/Newton International Equity Fund, Cl. Y	29,312	[a]	561,326
International Stock Fund, Cl. Y	26,174	[a]	368,276
			2,542,536
Foreign Fixed Income - 9.2% (continued)
Dreyfus Emerging Markets Debt Local Currency Fund, Cl. Y	124,455	[a]	1,359,048
Dreyfus International Bond Fund, Cl. Y	114,166	[a]	1,767,291
			3,126,339
Total Investments (cost $32,625,096)	100.2%		34,108,616
Liabilities, Less Cash and Receivables	(.2%)		(65,915)
Net Assets	100.0%		34,042,701

a Investment in affiliated mutual fund.

Portfolio Summary (Unaudited) †	Value (%)
Mutual Funds: Domestic	83.5
Mutual Funds: Foreign	16.7
100.2

†Based on net assets.

See notes to financial statements.

8

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2015

	Cost	Value
	Assets ($):
Investments in affliated issuers—See Statement of Investments	32,625,096	34,108,616
	Receivable for investment securities sold	2,000
	Prepaid expenses	11,752
		34,122,368
	Liabilities ($):
	Due to The Dreyfus Corporation and affiliates—Note 3(b)	5,923
	Cash overdraft due to Custodian	1,178
	Payable for shares of Common Stock redeemed	28,591
	Accrued expenses	43,975
		79,667
	Net Assets ($)	34,042,701
	Composition of Net Assets ($):
	Paid-in capital	31,716,618
	Accumulated undistributed investment income—net	340,750
	Accumulated net realized gain (loss) on investments	501,813
	Accumulated net unrealized appreciation (depreciation) on investments	1,483,520
	Net Assets ($)	34,042,701
	Shares Outstanding
	(100 million shares of $.001 par value Common Stock authorized)	2,238,720
	Net Asset Value Per Share ($)	15.21

See notes to financial statements.

9

STATEMENT OF OPERATIONS

Year Ended August 31, 2015

Investment Income ($):
Income:
Cash dividends from affiliated issuers	819,882
Expenses:
Shareholder servicing costs—Note 3(b)	113,643
Professional fees	41,585
Registration fees	18,761
Prospectus and shareholders’ reports	9,189
Directors' fees and expenses—Note 3(c)	3,695
Custodian fees—Note 3(b)	3,576
Loan commitment fees—Note 2	301
Miscellaneous	16,028
Total Expenses	206,778
Less—reduction in expenses due to undertaking—Note 3(a)	(83,047)
Less—waiver of shareholder servicing fees—Note 3(b)	(3,305)
Less—reduction in fees due to earnings credits—Note 3(b)	(34)
Net Expenses	120,392
Investment Income—Net	699,490
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments:
Affiliated issuers	(187,823)
Capital gain distributions from affiliated issuers	1,112,797
Net Realized Gain (Loss)	924,974
Net unrealized appreciation (depreciation) on investments:
Affiliated issuers	(2,666,776)
Net Realized and Unrealized Gain (Loss) on Investments	(1,741,802)
Net (Decrease) in Net Assets Resulting from Operations	(1,042,312)

See notes to financial statements.

10

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended August 31,
	2015	2014
Operations ($):
Investment income—net	699,490	557,435
Net realized gain (loss) on investments	924,974	531,522
Net unrealized appreciation (depreciation) on investments	(2,666,776)	2,642,084
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,042,312)	3,731,041
Dividends to Shareholders from ($):
Investment income—net	(845,104)	(580,065)
Net realized gain on investments	(540,964)	(276,232)
Total Dividends	(1,386,068)	(856,297)
Capital Stock Transactions ($):
Net proceeds from shares sold	4,267,066	12,056,165
Dividends reinvested	1,362,145	839,174
Cost of shares redeemed	(8,525,484)	(4,519,062)
Increase (Decrease) in Net Assets from Capital Stock Transactions	(2,896,273)	8,376,277
Total Increase (Decrease) in Net Assets	(5,324,653)	11,251,021
Net Assets ($):
Beginning of Period	39,367,354	28,116,333
End of Period	34,042,701	39,367,354
Undistributed investment income—net	340,750	301,741
Capital Share Transactions (Shares):
Shares sold	267,069	769,409
Shares issued for dividends reinvested	87,824	54,351
Shares redeemed	(542,059)	(288,495)
Net Increase (Decrease) in Shares Outstanding	(187,166)	535,265

See notes to financial statements.

11

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

	Year Ended August 31,
	2015	2014	2013	2012	2011
Per Share Data ($):
Net asset value, beginning of period	16.23	14.87	14.52	13.91	12.99
Investment Operations:
Investment income—net[a]	.29	.26	.30	.23	.25
Net realized and unrealized gain (loss) on investments	(.75)	1.53	.45	.71	1.00
Total from Investment Operations	(.46)	1.79	.75	.94	1.25
Distributions:
Dividends from investment income—net	(.34)	(.29)	(.29)	(.26)	(.28)
Dividends from net realized gain on investments	(.22)	(.14)	(.11)	(.07)	(.05)
Total Distributions	(.56)	(.43)	(.40)	(.33)	(.33)
Net asset value, end of period	15.21	16.23	14.87	14.52	13.91
Total Return (%)	(2.94)	12.13	5.19	6.89	9.61
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[b]	.54	.59	.68	.84	1.06
Ratio of net expenses to average net assets[b]	.32	.22	.31	.71	.73
Ratio of net investment income to average net assets[b]	1.84	1.65	1.99	1.64	1.79
Portfolio Turnover Rate	16.34	20.38	37.15	25.89	20.04
Net Assets, end of period ($ x 1,000)	34,043	39,367	28,116	20,810	16,877

a Based on average shares outstanding.

b Amounts do not include the expenses of the underlying funds.

See notes to financial statements.

12

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus Conservative Allocation Fund (the “fund”) is a separate diversified series of Strategic Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering nine series, including the fund. The fund’s investment objective is to seek current income with some consideration for capital appreciation. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares, which are sold to the public without a sales charge.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

13

NOTES TO FINANCIAL STATEMENTS (continued)

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investments are valued at the net asset value of each underlying fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date and are generally categorized within Level 1 of the fair value hierarchy.

The following is a summary of the inputs used as of August 31, 2015 in valuing the fund’s investments:

Assets ($)	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Investments in Securities:
Mutual Funds†	34,108,616	-	-	34,108,616

† See Statement of Investments for additional detailed categorizations.

At August 31, 2015, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest

14

income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended August 31, 2015 were as follows:

Affiliated Investment	Value			Net Realized
Company	8/31/2014 ($)	Purchases ($)†	Sales ($)	Gain (Loss) ($)
Dreyfus Appreciation Fund Cl. Y	2,196,407	356,179	433,445	(10,289)
Dreyfus Bond Market Index Fund, BASIC Shares	4,005,891	491,401	806,996	(179)
Dreyfus Disciplined Stock Fund	1,341,616	272,376	261,643	(13,484)
Dreyfus Emerging Markets Debt Local Currency Fund, Cl. Y	2,053,259	213,711	417,684	(91,382)
Dreyfus Emerging Markets Fund, Cl. Y	439,588	44,941	86,689	(3,815)
Dreyfus Global Real Estate Securities Fund, Cl. Y	850,699	103,981	619,072	63,955
Dreyfus High Yield Fund, Cl. I	2,397,776	360,323	480,730	(25,735)
Dreyfus Intermediate Term Income Fund, Cl. Y	7,342,241	875,060	1,486,323	(31,967)
Dreyfus International Bond Fund, Cl. Y	2,120,577	284,643	431,081	(20,722)
Dreyfus International Equity Fund, Cl. Y††	384,196	269,086	84,584	(3,339)
Dreyfus International Stock Index Fund	596,297	70,132	122,153	(5,893)
Dreyfus International Value Fund, Cl. I	328,086	34,174	338,661	21,253
Dreyfus Opportunistic Midcap Value Fund, Cl. Y	799,190	158,419	157,616	(7,528)
Dreyfus Research Growth Fund, Cl. Y	2,632,361	394,759	517,770	(2,443)
Dreyfus Short Duration Bond Fund, Cl. Y	4,487,560	951,351	907,871	(16,802)
Dreyfus Smallcap Stock Index Fund	761,321	126,164	148,948	(2,037)
Dreyfus Strategic Value Fund, Cl. Y	2,138,481	425,210	418,472	(15,548)
Dreyfus Structured Midcap Fund, Cl. Y	789,593	172,066	150,524	(7,719)
Dreyfus U.S. Equity Fund, Cl. Y	1,876,588	270,386	370,399	(3,621)

15

NOTES TO FINANCIAL STATEMENTS (continued)

Affiliated Investment	Value			Net Realized
Company	8/31/2014 ($)	Purchases ($)†	Sales ($)	Gain (Loss) ($)
Dreyfus/Newton International Equity Fund, Cl. Y	598,572	138,048	124,353	(4,850)
Dreyfus/The Boston Company Small/Mid Cap Growth Fund, Cl. Y	768,971	143,374	149,736	(3,321)
International Stock Fund, Cl. Y	456,811	48,306	92,206	(2,357)
TOTAL	39,366,081	6,204,090	8,606,956	(187,823)

	Change in Net
Affiliated Investment	Unrealized Appreciation	Value	Net	Dividends/
Company	( Depreciation) ($)	8/31/2015 ($)	Assets (%)	Distributions ($)
Dreyfus Appreciation Fund Cl. Y	(257,694)	1,851,158	5.4	161,196
Dreyfus Bond Market Index Fund, BASIC Shares	(70,638)	3,619,479	10.6	128,381
Dreyfus Disciplined Stock Fund	(130,181)	1,208,684	3.6	154,678
Dreyfus Emerging Markets Debt Local Currency Fund, Cl. Y	(398,856)	1,359,048	4.0	25,819
Dreyfus Emerging Markets Fund, Cl. Y	(120,968)	273,057	0.8	5,945
Dreyfus Global Real Estate Securities Fund, Cl. Y	(74,218)	325,345	1.0	25,989
Dreyfus High Yield Fund, Cl. I	(179,508)	2,072,126	6.1	144,071
Dreyfus Intermediate Term Income Fund, Cl. Y	(152,759)	6,546,252	19.2	206,451
Dreyfus International Bond Fund, Cl. Y	(186,126)	1,767,291	5.2	90,724
Dreyfus International Equity Fund, Cl. Y††	(34,395)	530,964	1.6	5,349
Dreyfus International Stock Index Fund	(54,815)	483,568	1.4	15,183
Dreyfus International Value Fund, Cl. I	(44,852)	-	-	5,490
Dreyfus Opportunistic Midcap Value Fund, Cl. Y	(109,381)	683,084	2.0	87,517
Dreyfus Research Growth Fund, Cl. Y	(65,897)	2,441,010	7.2	161,846
Dreyfus Short Duration Bond Fund, Cl. Y	(110,774)	4,403,464	12.9	97,259

16

	Change in Net
Affiliated Investment	Unrealized Appreciation	Value	Net	Dividends/
Company	( Depreciation) ($)	8/31/2015 ($)	Assets (%)	Distributions ($)
Dreyfus Smallcap Stock Index Fund	(43,675)	692,825	2.0	59,161
Dreyfus Strategic Value Fund, Cl. Y	(227,651)	1,902,020	5.7	236,805
Dreyfus Structured Midcap Fund, Cl. Y	(112,616)	690,800	2.0	104,354
Dreyfus U.S. Equity Fund, Cl. Y	(145,180)	1,627,774	4.8	103,764
Dreyfus/Newton International Equity Fund, Cl. Y	(46,091)	561,326	1.6	29,850
Dreyfus/The Boston Company Small/Mid Cap Growth Fund, Cl. Y	(58,223)	701,065	2.0	76,017
International Stock Fund, Cl. Y	(42,278)	368,276	1.1	6,830
TOTAL	(2,666,776)	34,108,616	100.2	1,932,679

†  Includes reinvested dividends/distributions.

†† During the period ended August 31, 2015, investments were exchanged in the same fund from Class I to Class Y shares.

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended August 31, 2015, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended August 31, 2015, the fund did not incur any interest or penalties.

17

NOTES TO FINANCIAL STATEMENTS (continued)

Each tax year in the four-year period ended August 31, 2015 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At August 31, 2015, the components of accumulated earnings on a tax basis were as follows: undistributed ordinary income $346,087, undistributed capital gains $698,411 and unrealized appreciation $1,281,585.

The tax character of distributions paid to shareholders during the fiscal periods ended August 31, 2015 and August 31, 2014 were as follows: ordinary income $905,048 and $662,062, and long-term capital gains $481,020 and $194,235, respectively.

During the period ended August 31, 2015, as a result of permanent book to tax differences, primarily due to the tax treatment for short-term capital gain distributions from regulated investment company holdings, the fund increased accumulated undistributed investment income-net by $184,623 and decreased accumulated net realized gain (loss) on investments by the same amount. Net assets and net asset value per share were not affected by this reclassification.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $430 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Prior to October 8, 2014, the unsecured credit facility with Citibank, N.A. was $265 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended August 31, 2015, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with Dreyfus, there is no management fee paid to Dreyfus. The fund invests in other mutual funds advised by Dreyfus. All fees and expenses of the underlying funds are reflected in the underlying funds’ net asset values. Dreyfus has contractually agreed, from September 1, 2014 through January 1, 2016 to assume the expenses of the fund so that the total annual fund’s and

18

underlying funds’ operating expenses (excluding taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed .93% of the value of the fund’s average daily net assets. The reduction in expenses, pursuant to the undertaking, amounted to $83,047 during the period ended August 31, 2015.

(b) Under the Shareholder Services Plan, the fund pays the Distributor at an annual rate of .25% of the value of the fund’s average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund’s shares and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. Fees paid to the Distributor will be waived to the extent that the fund invests in an underlying affiliated fund with a Shareholder Services Plan. During the period ended August 31, 2015, the fund was charged $95,104 pursuant to the Shareholder Services Plan of which $3,305 was waived due to the fund's investment in certain of the underlying funds.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended August 31, 2015, the fund was charged $13,012 for transfer agency services and $841 for cash management services. These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $34.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended August 31, 2015, the fund was charged $3,576 pursuant to the custody agreement.

19

NOTES TO FINANCIAL STATEMENTS (continued)

During the period ended August 31, 2015, the fund was charged $8,772 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: Shareholder Services Plan fees $7,421, custodian fees $1,740, Chief Compliance Officer fees $1,390 and transfer agency fees $2,385, which are offset against an expense reimbursement currently in effect in the amount of $7,013.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended August 31, 2015, amounted to $6,204,090 and $8,606,956, respectively.

At August 31, 2015, the cost of investments for federal income tax purposes was $32,827,031; accordingly, accumulated net unrealized appreciation on investments was $1,281,585, consisting of $2,394,585 gross unrealized appreciation and $1,113,000 gross unrealized depreciation.

20

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Shareholders and Board of Directors
Dreyfus Conservative Allocation Fund

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Dreyfus Conservative Allocation Fund (one of the series comprising Strategic Funds, Inc.) as of August 31, 2015, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2015 by correspondence with the custodian and others. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus Conservative Allocation Fund at August 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York
October 28, 2015

21

IMPORTANT TAX INFORMATION (Unaudited)

For federal tax purposes, the fund hereby reports 92.29% of the ordinary dividends paid during the fiscal year ended August 31, 2015 as qualifying for the corporate dividends received deduction. Also, certain dividends paid by the fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Of the distributions paid during the fiscal year, $856,185 represents the maximum amount that may be considered qualified dividend income. The fund also hereby reports $.0244 per share as a short-term capital gain distribution and $.1958 per share as a long-term capital gain distribution paid on December 31, 2014. Shareholders will receive notification in early 2016 of the percentage applicable to the preparation of their 2015 income tax returns.

22

BOARD MEMBERS INFORMATION (Unaudited)

INDEPENDENT BOARD MEMBERS

Joseph S. DiMartino (71)

Chairman of the Board (1995)

Principal Occupation During Past 5 Years:

• Corporate Director and Trustee (1995-present)

Other Public Company Board Memberships During Past 5 Years:

• CBIZ (formerly, Century Business Services, Inc.), a provider of outsourcing functions for small and medium size companies, Director (1997-present)

• The Newark Group, a provider of a national market of paper recovery facilities, paperboard mills and paperboard converting plants, Director (2000-2010)

No. of Portfolios for which Board Member Serves: 144

———————

Joni Evans (73)

Board Member (2006)

Principal Occupation During Past 5 Years:

• Chief Executive Officer, www.wowOwow.com an online community dedicated to women’s conversations and publications (2007-present)

• Principal, Joni Evans Ltd. (publishing) (2006-present)

No. of Portfolios for which Board Member Serves: 25

———————

Ehud Houminer (75)

Board Member (1994)

Principal Occupation During Past 5 Years:

• Executive-in-Residence at the Columbia Business School, Columbia

University (1992-present)

Other Public Company Board Membership During Past 5 Years:

•  Avnet, Inc., an electronics distributor, Director (1993-2012)

No. of Portfolios for which Board Member Serves: 62

———————

Hans C. Mautner (77)

Board Member (1984)

Principal Occupation During Past 5 Years:

• President--International Division and an Advisory Director of Simon Property Group, a

real estate investment company (1998-2010)

• Chairman and Chief Executive Officer of Simon Global Limited, a real estate company (1999-2010)

No. of Portfolios for which Board Member Serves: 25

———————

23

BOARD MEMBERS INFORMATION (Unaudited) (continued)
INDEPENDENT BOARD MEMBERS (continued)

Robin A. Melvin (51)

Board Member (1995)

Principal Occupation During Past 5 Years:

• Co-chairman, Illinois Mentoring Partnership, non-profit organization dedicated to increasing the quantity and quality of mentoring services in Illinois; (2014-present; a board member since 2013)

• Director, Boisi Family Foundation, a private family foundation that supports youth-serving organizations that promote the self sufficiency of youth from disadvantaged circumstances (1995-2012)

No. of Portfolios for which Board Member Serves: 114

———————

Burton N. Wallack (64)

Board Member (2006)

Principal Occupation During Past 5 Years:

• President and Co-owner of Wallack Management Company, a real estate management company (1987-present)

No. of Portfolios for which Board Member Serves: 25

———————

John E. Zuccotti (78)

Board Member (1984)

Principal Occupation During Past 5 Years:

• Chairman of Brookfield Properties, Inc. (1996-present)

• Senior Counsel of Weil, Gotshal & Manges, LLP (1997-present)

Other Public Company Board Membership During Past 5 Years:

• Wellpoint, Inc., a health benefits company, Director (2005-2010)

No. of Portfolios for which Board Member Serves: 25

———————

24

INTERESTED BOARD MEMBER

Gordon J. Davis (74)

Board Member (2006)

Principal Occupation During Past 5 Years:

• Partner in the law firm of Venable LLP (2012-present)

• Partner in the law firm of Dewey & LeBoeuf LLP (1994-2012)

Other Public Company Board Memberships During Past 5 Years:

• Consolidated Edison, Inc., a utility company, Director (1997-2014)

• The Phoenix Companies, Inc., a life insurance company, Director (2000-2014)

No. of Portfolios for which Board Member Serves: 63

Gordon J. Davis is deemed to be an “interested person” (as defined under the Act) of the Company as a result of his affiliation with Venable LLP, which provides legal services to the Company.

———————

Once elected all Board Members serve for an indefinite term, but achieve Emeritus status upon reaching age 80. The address of the Board Members and Officers is c/o The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Additional information about the Board Members is available in the fund's Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-DREYFUS.

Arnold S. Hiatt, Emeritus Board Member
William Hodding Carter III, Emeritus Board Member

25

OFFICERS OF THE FUND (Unaudited)

BRADLEY J. SKAPYAK, President since January 2010.

Chief Operating Officer and a director of the Manager since June 2009, Chairman of Dreyfus Transfer, Inc., an affiliate of the Manager and the transfer agent of the funds, since May 2011 and Executive Vice President of the Distributor since June 2007. From April 2003 to June 2009, Mr. Skapyak was the head of the Investment Accounting and Support Department of the Manager. He is an officer of 69 investment companies (comprised of 144 portfolios) managed by the Manager. He is 56 years old and has been an employee of the Manager since February 1988.

BENNETT A. MACDOUGALL, Chief Legal Officer since October 2015

Chief Legal Officer of the Manager since June 2015; from June 2005 to June 2015, Director and Associate General Counsel of Deutsche Bank – Asset & Wealth Management Division, and Chief Legal Officer of Deutsche Investment Management Americas Inc. He is an officer of 70 investment companies (comprised of 169 portfolios) managed by the Manager. He is 44 years old and has been an employee of the Manager since June 2015.

JANETTE E. FARRAGHER, Vice President and Secretary since December 2011.

Assistant General Counsel of BNY Mellon, and an officer of 70 investment companies (comprised of 169 portfolios) managed by the Manager. She is 52 years old and has been an employee of the Manager since February 1984.

JAMES BITETTO, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon and Secretary of the Manager, and an officer of 70 investment companies (comprised of 169 portfolios) managed by the Manager. He is 49 years old and has been an employee of the Manager since December 1996.

JONI LACKS CHARATAN, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 70 investment companies (comprised of 169 portfolios) managed by the Manager. She is 59 years old and has been an employee of the Manager since October 1988.

JOSEPH M. CHIOFFI, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 70 investment companies (comprised of 169 portfolios) managed by the Manager. He is 53 years old and has been an employee of the Manager since June 2000.

JOHN B. HAMMALIAN, Vice President and Assistant Secretary since August 2005.

Senior Managing Counsel of BNY Mellon, and an officer of 70 investment companies (comprised of 169 portfolios) managed by the Manager. He is 52 years old and has been an employee of the Manager since February 1991.

MAUREEN E. KANE, Vice President and Assistant Secretary since April 2015.

Managing Counsel of BNY Mellon since July 2014; from October 2004 until July 2014, General Counsel, and from May 2009 until July 2014, Chief Compliance Officer of Century Capital Management. She is an officer of 70 investment companies (comprised of 169 portfolios) managed by the Manager. She is 53 years old and has been an employee of the Manager since July 2014.

SARAH S. KELLEHER, Vice President and Assistant Secretary since April 2014.

Senior Counsel of BNY Mellon, and an officer of 70 investment companies (comprised of 169 portfolios) managed by the Manager; from August 2005 to March 2013, Associate General Counsel of Third Avenue Management. She is 39 years old and has been an employee of the Manager since March 2013.

JEFF PRUSNOFSKY, Vice President and Assistant Secretary since August 2005.

Senior Managing Counsel of BNY Mellon, and an officer of 70 investment companies (comprised of 169 portfolios) managed by the Manager. He is 50 years old and has been an employee of the Manager since October 1990.

JAMES WINDELS, Treasurer since November 2001.

Director – Mutual Fund Accounting of the Manager, and an officer of 70 investment companies (comprised of 169 portfolios) managed by the Manager. He is 56 years old and has been an employee of the Manager since April 1985.

26

RICHARD CASSARO, Assistant Treasurer since January 2008.

Senior Accounting Manager – Money Market and Municipal Bond Funds of the Manager, and an officer of 70 investment companies (comprised of 169 portfolios) managed by the Manager. He is 56 years old and has been an employee of the Manager since September 1982.

GAVIN C. REILLY, Assistant Treasurer since December 2005.

Tax Manager of the Investment Accounting and Support Department of the Manager, and an officer of 70 investment companies (comprised of 169 portfolios) managed by the Manager. He is 47 years old and has been an employee of the Manager since April 1991.

ROBERT S. ROBOL, Assistant Treasurer since August 2005.

Senior Accounting Manager – Fixed Income Funds of the Manager, and an officer of 70 investment companies (comprised of 169 portfolios) managed by the Manager. He is 51 years old and has been an employee of the Manager since October 1988.

ROBERT SALVIOLO, Assistant Treasurer since July 2007.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 70 investment companies (comprised of 169 portfolios) managed by the Manager. He is 48 years old and has been an employee of the Manager since June 1989.

ROBERT SVAGNA, Assistant Treasurer since August 2005.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 70 investment companies (comprised of 169 portfolios) managed by the Manager. He is 48 years old and has been an employee of the Manager since November 1990.

JOSEPH W. CONNOLLY, Chief Compliance Officer since October 2004.

Chief Compliance Officer of the Manager and The Dreyfus Family of Funds (70 investment companies, comprised of 169 portfolios). He is 58 years old and has served in various capacities with the Manager since 1980, including manager of the firm’s Fund Accounting Department from 1997 through October 2001.

27

NOTES

28

NOTES

29

For More Information

Dreyfus Conservative Allocation Fund
200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian

The Bank of New York Mellon
225 Liberty Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbols:	SCALX

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. (phone 1-800-SEC-0330 for information).

Information regarding how the fund voted proxies related to portfolio securities for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2015 MBSC Securities Corporation	6268AR0815

Dreyfus Growth Allocation Fund

ANNUAL REPORT August 31, 2015

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

T H E F U N D

F O R M O R E I N F O R M AT I O N

Back Cover

Dreyfus Growth Allocation Fund	The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this annual report for Dreyfus Growth Allocation Fund, covering the 12-month period from September 1, 2014, through August 31, 2015. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Financial markets proved volatile over the reporting period. For much of the year, a recovering U.S. economy enabled stocks to advance, but those gains were more than erased in August when economic concerns in China, falling commodity prices and a stronger U.S. dollar sparked sharp corrections in equity markets throughout the world. The emerging markets were especially hard hit in this environment. U.S. bonds generally fared better, rallying in late 2014 due to robust investor demand before reversing course in the spring as the domestic economy strengthened. Global economic instability in August hurt corporate-backed and inflation-linked bonds, but U.S. government securities held up relatively well.

We expect market uncertainty and volatility to persist over the near term as investors vacillate between hopes that current market turmoil represents a healthy correction and fears that further disappointments could trigger a full-blown bear market. Our investment strategists and portfolio managers are monitoring developments carefully, keeping a close watch on Chinese fiscal and monetary policy, liquidity factors affecting various asset classes, and other developments that could influence investor sentiment. Over the longer term, we remain confident that financial markets are likely to stabilize as the world adjusts to slower Chinese economic growth, abundant energy resources, and the anticipated eventual normalization of monetary policy. In our view, investors will continue to be well served under these circumstances by a long-term perspective and a disciplined investment approach.

Thank you for your continued confidence and support.

Sincerely,

J. Charles Cardona

President

The Dreyfus Corporation

September 15, 2015

2

DISCUSSION OF FUND PERFORMANCE

For the period of September 1, 2014, through August 31, 2015, as provided by Keith L. Stransky, CFA, Senior Portfolio Manager

Fund and Market Performance Overview

For the 12-month period ended August 31, 2015, Dreyfus Growth Allocation Fund produced a total return of -2.93%.1 In comparison, the fund’s benchmark, the Standard & Poor’s® 500 Composite Stock Price Index, produced a total return of 0.48% for the same period.2 The fund also utilizes a customized blended index composed of 80% Standard & Poor’s 500 Composite Stock Price Index and 20% Barclays U.S. Aggregate Bond Index, which returned 0.79% for the same period.3

U.S. stocks produced roughly flat returns amid heightened volatility over the reporting period, while U.S. fixed income markets fared slightly better. The fund lagged its benchmarks, mainly due to its investment in international securities, which significantly lagged, and are not reflected in the U.S.-only indices’ results.

The Fund’s Investment Approach

Dreyfus Growth Allocation Fund seeks long-term capital appreciation with some consideration for current income. In pursuing its goal, the fund normally allocates 80% of its assets to equity securities and 20% of its assets to fixed income securities.

The fund achieves its targeted asset allocation mix by investing in other mutual funds that are advised by The Dreyfus Corporation (Dreyfus). In turn, the underlying funds invest in a wide range of equity and fixed income securities, including U.S. large-, mid-, and small-cap equities; international, global, and emerging-market equities; and U.S. and international fixed income securities.

The fund’s portfolio manager selects the underlying funds based on their investment objectives and management policies, portfolio holdings, risk/reward profiles, historical performance, and other factors. The fund may invest in a variety of underlying equity and fixed income funds identified by the Dreyfus Investment Committee. The underlying fund options are subject to change at any given time by the fund’s board of directors.

Global Economic Concerns Sparked Market Turmoil

The reporting period began in the midst of a U.S. stock market downturn triggered by disappointing global economic data, but domestic employment gains, better consumer confidence, and improved business sentiment prompted a quick market recovery. Consequently, some broad U.S. market indices climbed to record highs through the end of February 2015. Investors responded negatively in March to sluggish domestic economic growth stemming from severe winter weather and an appreciating U.S. dollar. However, the U.S. economy regained traction in the spring, and stocks resumed their advance until a debt crisis in Greece and slowing economic growth in China again sent stock prices lower over the summer.

In the U.S. bond market, long-term interest rates fluctuated as investors reacted to global economic developments and shifting expectations of higher short-term interest rates in the

3

DISCUSSION OF FUND PERFORMANCE (continued)

United States. Nonetheless, U.S. bonds generally produced higher returns than U.S. stocks for the reporting period overall.

In contrast, an appreciating U.S. dollar against most other currencies substantially undermined international investment returns for U.S. residents. In addition, stocks in the emerging markets lost considerable value amid slowing economic growth in China.

Overseas Exposure Undercut Relative Performance

The fund’s performance compared to its U.S.-centric benchmarks was constrained by exposure to international markets. Most notably, Dreyfus Emerging Markets Fund was hurt by general weakness in developing countries. While some of the more defensively positioned international equity investments, such as Dreyfus/Newton International Equity Fund, fared better than international market averages, they nonetheless underperformed the S&P 500 Index.

The fund’s relative performance was dampened to a lesser degree by security selection shortfalls within some of its underlying stock funds. Dreyfus Appreciation Fund was hurt by overweighted exposure to the struggling energy sector, Dreyfus Opportunistic Midcap Value Fund struggled with disappointments in the materials and industrials sectors, and Dreyfus Structured Midcap Fund underperformed in the energy, financials, and industrials sectors. Among fixed income investments, results were hindered by exposure to lower-rated high yield and emerging market debt securities.

The fund’s allocation strategy helped offset some of the relative weakness produced by its underlying mutual funds. The fund benefited from underweighted exposure compared to its neutral allocation targets among international equities and fixed income securities. Overweighted positions in U.S. bonds also supported relative performance.

Allocation changes during the reporting period were limited to two moves in February, when we moved assets from Dreyfus International Value Fund to the better-performing Dreyfus International Equity Fund, and we reduced alternative exposure by shifting assets from Dreyfus Global Real Estate Securities Fund to the Dreyfus Short Duration Bond Fund.

Positioned for Continued U.S. Economic Growth

We expect market volatility to persist over the near term, but we remain optimistic about the markets’ longer term prospects. The U.S. economy has continued to grow, aggressively accommodative monetary policies are at work in several international markets, and equity valuations throughout the world have become more attractive. Still, until we see greater evidence of global economic stability, we have maintained overweighted exposure to bonds, and we have continued to favor U.S. investments over their international counterparts.

September 15, 2015

Equity funds are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus. Stocks of small- and/or mid-cap companies often experience sharper price fluctuations than stocks of large-cap companies.

Asset allocation and diversification cannot assure a profit or protect against loss.

The ability of the fund to achieve its investment goal depends, in part, on the ability of the Dreyfus Investment Committee to allocate effectively the fund’s assets among the asset classes and the underlying funds. There can be no assurance that the actual allocations will be effective in achieving the fund’s investment goal. The underlying funds may not achieve their investment objectives, and their performance may be lower than that of the asset class the underlying funds were selected to represent.

4

Bond funds are subject generally to interest rate, credit, liquidity, and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.

Investing internationally involves special risks, including changes in currency exchange rates, political, economic, and social instability, a lack of comprehensive company information, differing auditing and legal standards, and less market liquidity. Emerging markets tend to be more volatile than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries.

1 Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption fund shares may be worth more or less than their original cost. Return figure provided reflects the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an agreement in effect through January 1, 2016, at which time it may be extended, terminated, or modified. Had these expenses not been absorbed, the fund’s return would have been lower.

2 SOURCE: LIPPER INC. – Reflects reinvestment of dividends and, where applicable, capital gain distributions. The Standard & Poor’s 500 Composite Stock Price Index is a widely accepted, unmanaged index of U.S. stock market performance.

3 SOURCE: FactSet – Reflects reinvestment of dividends and, where applicable, capital gain distributions. The Barclays U.S. Aggregate Bond Index is a widely accepted, unmanaged total return index of corporate, U.S. government and U.S. government agency debt instruments, mortgage-backed securities, and asset-backed securities with an average maturity of 1-10 years. Investors cannot invest directly in any index.

5

FUND PERFORMANCE

Comparison of change in value of $10,000 investment in Dreyfus Growth Allocation Fund with the Standard & Poor's 500 Composite Stock Price Index, and the Customized Blended Index

Average Annual Total Returns as of 8/31/15
	Inception Date	1 Year	5 Years	From Inception
Fund	10/1/09	-2.93%	9.07%	8.20%
Standard & Poor's 500 Composite Stock Price Index	9/30/09	0.48%	15.86%	13.47%	†††
Customized Blended Index	9/30/09	0.79%	13.32%	11.66%	†††

† Source: Lipper Inc.

†† Source: Factset

Past performance is not predictive of future performance. The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The above graph compares a $10,000 investment made in Dreyfus Growth Allocation Fund on 10/1/09 (inception date) to a $10,000 investment made in two different indices: (1) the Standard & Poor’s 500 Composite Stock Price Index (the “S&P 500 Index”) and (2) the Customized Blended Index. The Customized Blended Index is calculated on a year-to-date basis and rebalanced monthly. All dividends and capital gain distributions are reinvested.

The fund’s performance shown in the line graph above takes into account all applicable fees and expenses. The S&P 500 Index is a widely accepted, unmanaged index of U.S. stock market performance. The Customized Blended Index is composed of the S&P 500 Index, 80%, and the Barclays U.S. Aggregate Bond Index (the “Barclays Index”), 20%. The Barclays Index is a widely accepted, unmanaged index of corporate, government and government agency debt instruments, mortgage-backed securities and asset-backed securities with an average maturity of 1-10 years. Unlike a mutual fund, the indices are not subject to charges, fees and other expenses. Investors cannot invest directly in any index. Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the prospectus and elsewhere in this report.

††† For comparative purposes, the value of each index on 9/30/09 is used as the beginning value on 10/1/09.

6

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Growth Allocation Fund from March 1, 2015 to August 31, 2015. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended August 31, 2015

Expenses paid per $1,000†	$ 2.31
Ending value (after expenses)	$948.70

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended August 31, 2015

Expenses paid per $1,000†	$ 2.40
Ending value (after expenses)	$1,022.84

† Expenses are equal to the fund’s annualized expense ratio of .47%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

7

STATEMENT OF INVESTMENTS

August 31, 2015

||ANAME||

Registered Investment Companies - 100.3% (continued)	Shares		Value ($)
Domestic Equity - 55.8% (continued)
Dreyfus Appreciation Fund, Cl. Y	39,848	[a]	1,959,701
Dreyfus Disciplined Stock Fund	37,286	[a]	1,259,895
Dreyfus Opportunistic Midcap Value Fund, Cl. Y	22,751	[a]	840,178
Dreyfus Research Growth Fund, Cl. Y	204,166	[a]	2,848,114
Dreyfus Smallcap Stock Index Fund	25,659	[a]	725,115
Dreyfus Strategic Value Fund, Cl. Y	49,932	[a]	1,926,364
Dreyfus Structured Midcap Fund, Cl. Y	25,194	[a]	724,322
Dreyfus U.S. Equity Fund, Cl. Y	90,147	[a]	1,696,570
Dreyfus/The Boston Company Small/Mid Cap Growth Fund, Cl. Y	43,061	[a]	735,913
			12,716,172
Domestic Fixed Income - 26.5% (continued)
Dreyfus Bond Market Index Fund, BASIC Shares	42,131	[a]	439,429
Dreyfus High Yield Fund, Cl. I	68,443	[a]	427,085
Dreyfus Intermediate Term Income Fund, Cl. Y	96,417	[a]	1,317,055
Dreyfus Short Duration Bond Fund, Cl. Y	376,779	[a]	3,846,910
			6,030,479
Foreign Equity - 15.2% (continued)
Dreyfus Emerging Markets Fund, Cl. Y	56,639	[a]	446,315
Dreyfus Global Real Estate Securities Fund, Cl. Y	72,461	[a]	623,167
Dreyfus International Equity Fund, Cl. Y	19,156	[a]	651,686
Dreyfus International Stock Index Fund	38,511	[a]	596,531
Dreyfus/Newton International Equity Fund, Cl. Y	35,992	[a]	689,256
International Stock Fund, Cl. Y	32,149	[a]	452,340
			3,459,295
Foreign Fixed Income - 2.8% (continued)
Dreyfus Emerging Markets Debt Local Currency Fund, Cl. Y	25,517	[a]	278,650
Dreyfus International Bond Fund, Cl. Y	23,068	[a]	357,090
			635,740
Total Investments (cost $20,104,700)	100.3%		22,841,686
Liabilities, Less Cash and Receivables	(0.3%)		(69,693)
Net Assets	100.0%		22,771,993

a Investment in affiliated mutual fund.

8

Portfolio Summary (Unaudited) †	Value (%)
Mutual Funds: Domestic	82.3
Mutual Funds: Foreign	18.0
100.3

†Based on net assets.

See notes to financial statements.

9

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2015

	Cost	Value
	Assets ($):
Investments in affliated issuers—See Statement of Investments	20,104,700	22,841,686
	Receivable for investment securities sold	222,000
	Receivable for shares of Common Stock subscribed	26
	Prepaid expenses	11,447
		23,075,159
	Liabilities ($):
	Due to The Dreyfus Corporation and affiliates—Note 3(b)	6,183
	Cash overdraft due to Custodian	220,021
	Payable for shares of Common Stock redeemed	33,561
	Accrued expenses	43,401
		303,166
	Net Assets ($)	22,771,993
	Composition of Net Assets ($):
	Paid-in capital	19,266,335
	Accumulated undistributed investment income—net	87,856
	Accumulated net realized gain (loss) on investments	680,816
	Accumulated net unrealized appreciation (depreciation) on investments	2,736,986
	Net Assets ($)	22,771,993
	Shares Outstanding
	(100 million shares of $.001 par value Common Stock authorized)	1,323,965
	Net Asset Value Per Share ($)	17.20

See notes to financial statements.

10

STATEMENT OF OPERATIONS

Year Ended August 31, 2015

Investment Income ($):
Income:
Cash dividends from affiliated issuers	388,355
Expenses:
Shareholder servicing costs—Note 3(b)	76,623
Professional fees	42,335
Registration fees	17,841
Prospectus and shareholders’ reports	8,455
Custodian fees—Note 3(b)	3,287
Directors' fees and expenses—Note 3(c)	1,715
Loan commitment fees—Note 2	242
Miscellaneous	15,453
Total Expenses	165,951
Less—reduction in expenses due to undertaking—Note 3(a)	(50,540)
Less—waiver of shareholder servicing fees—Note 3(b)	(3,537)
Less—reduction in fees due to earnings credits—Note 3(b)	(30)
Net Expenses	111,844
Investment Income—Net	276,511
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments:
Affiliated issuers	123,274
Capital gain distributions from affiliated issuers	1,018,943
Net Realized Gain (Loss)	1,142,217
Net unrealized appreciation (depreciation) on investments:
Affiliated issuers	(2,098,264)
Net Realized and Unrealized Gain (Loss) on Investments	(956,047)
Net (Decrease) in Net Assets Resulting from Operations	(679,536)

See notes to financial statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Year Ended August 31,
	2015	2014
Operations ($):
Investment income—net	276,511	227,619
Net realized gain (loss) on investments	1,142,217	845,030
Net unrealized appreciation (depreciation) on investments	(2,098,264)	2,447,740
Net Increase (Decrease) in Net Assets Resulting from Operations	(679,536)	3,520,389
Dividends to Shareholders from ($):
Investment income—net	(380,089)	(307,054)
Net realized gain on investments	(826,691)	(268,414)
Total Dividends	(1,206,780)	(575,468)
Capital Stock Transactions ($):
Net proceeds from shares sold	2,811,862	5,093,415
Dividends reinvested	1,190,173	559,823
Cost of shares redeemed	(3,807,098)	(5,046,444)
Increase (Decrease) in Net Assets from Capital Stock Transactions	194,937	606,794
Total Increase (Decrease) in Net Assets	(1,691,379)	3,551,715
Net Assets ($):
Beginning of Period	24,463,372	20,911,657
End of Period	22,771,993	24,463,372
Undistributed investment income—net	87,856	55,853
Capital Share Transactions (Shares):
Shares sold	156,884	288,864
Shares issued for dividends reinvested	67,585	31,700
Shares redeemed	(211,504)	(286,990)
Net Increase (Decrease) in Shares Outstanding	12,965	33,574

See notes to financial statements.

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FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

	Year Ended August 31,
	2015	2014	2013	2012	2011
Per Share Data ($):
Net asset value, beginning of period	18.66	16.37	15.08	14.21	12.78
Investment Operations:
Investment income—net[a]	.21	.18	.21	.12	.10
Net realized and unrealized gain (loss) on investments	(.74)	2.56	1.52	1.03	1.51
Total from Investment Operations	(.53)	2.74	1.73	1.15	1.61
Distributions:
Dividends from investment income—net	(.29)	(.24)	(.20)	(.18)	(.11)
Dividends from net realized gain on investments	(.64)	(.21)	(.24)	(.10)	(.07)
Total Distributions	(.93)	(.45)	(.44)	(.28)	(.18)
Net asset value, end of period	17.20	18.66	16.37	15.08	14.21
Total Return (%)	(2.93)	16.87	11.64	8.29	12.56
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[b]	.69	.73	.81	1.01	1.26
Ratio of net expenses to average net assets[b]	.46	.28	.31	.58	.63
Ratio of net investment income to average net assets[b]	1.14	.99	1.30	.82	.65
Portfolio Turnover Rate	18.54	27.19	39.25	30.83	21.83
Net Assets, end of period ($ x 1,000)	22,772	24,463	20,912	15,033	12,156

a Based on average shares outstanding.

b Amounts do not include the expenses of the underlying funds.

See notes to financial statements.

13

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus Growth Allocation Fund (the “fund”) is a separate diversified series of Strategic Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering nine series, including the fund. The fund’s investment objective is to seek long-term capital appreciation. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares, which are sold to the public without a sales charge.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

14

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investments are valued at the net asset value of each underlying fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date and are generally categorized within Level 1 of the fair value hierarchy.

The following is a summary of the inputs used as of August 31, 2015 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Mutual Funds†	22,841,686	-	-	22,841,686

† See Statement of Investments for additional detailed categorizations.

At August 31, 2015, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis.

15

NOTES TO FINANCIAL STATEMENTS (continued)

Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended August 31, 2015 were as follows:

Affiliated Investment Company	Value 8/31/2014 ($)	Purchases ($)†	Sales ($)	Net Realized Gain (Loss) ($)
Dreyfus Appreciation Fund Cl. Y	2,171,306	355,843	296,940	(2,903)
Dreyfus Bond Market Index Fund, BASIC Shares	454,521	56,632	63,243	(102)
Dreyfus Disciplined Stock Fund	1,309,794	260,864	177,217	(992)
Dreyfus Emerging Markets Debt Local Currency Fund, Cl. Y	383,888	40,835	54,112	(9,618)
Dreyfus Emerging Markets Fund, Cl. Y	658,564	69,390	91,314	(274)
Dreyfus Global Real Estate Securities Fund, Cl. Y	1,427,778	175,011	955,161	122,208
Dreyfus High Yield Fund, Cl. I	459,605	70,251	63,582	(2,525)
Dreyfus Intermediate Term Income Fund, Cl. Y	1,378,750	167,214	193,112	(3,850)
Dreyfus International Bond Fund, Cl. Y	398,258	54,225	56,141	(2,067)
Dreyfus International Equity Fund, Cl. Y ††	449,170	316,986	70,071	(1,233)
Dreyfus International Stock Index Fund	681,525	80,676	96,049	(1,457)
Dreyfus International Value Fund, Cl. I	361,879	34,019	372,071	34,824
Dreyfus Opportunistic Midcap Value Fund, Cl. Y	920,551	178,993	125,810	(857)
Dreyfus Research Growth Fund, Cl. Y	2,876,320	435,952	391,635	870

16

Affiliated Investment Company	Value 8/31/2014 ($)	Purchases ($)†	Sales ($)	Net Realized Gain (Loss) ($)
Dreyfus Short Duration Bond Fund, Cl. Y	3,267,756	1,138,369	459,276	(10,270)
Dreyfus Smallcap Stock Index Fund	747,665	124,181	101,798	(303)
Dreyfus Strategic Value Fund, Cl. Y	2,028,729	395,204	274,619	1,399
Dreyfus Structured Midcap Fund, Cl. Y	776,357	165,146	102,813	591
Dreyfus U.S. Equity Fund, Cl. Y	1,829,003	264,054	249,592	525
Dreyfus/Newton International Equity Fund, Cl. Y	681,534	163,733	99,384	(800)
Dreyfus/The Boston Company Small/Mid Cap Growth Fund, Cl. Y	757,919	140,497	102,474	78
International Stock Fund, Cl. Y	520,951	55,905	72,713	30
Total	24,541,823	4,743,980	4,469,127	123,274

Affiliated Investment Company	Change in Net Unrealized Appreciation (Depreciation) ($)	Value 8/31/2015 ($)	Net Assets (%)	Dividends/ Distributions ($)
Dreyfus Appreciation Fund Cl. Y	(267,605)	1,959,701	8.6	158,336
Dreyfus Bond Market Index Fund, BASIC Shares	(8,379)	439,429	1.9	14,567
Dreyfus Disciplined Stock Fund	(132,554)	1,259,895	5.5	142,990
Dreyfus Emerging Markets Debt Local Currency Fund, Cl. Y	(82,343)	278,650	1.2	4,843
Dreyfus Emerging Markets Fund, Cl. Y	(190,051)	446,315	2.0	8,654
Dreyfus Global Real Estate Securities Fund, Cl. Y	(146,669)	623,167	2.7	42,291
Dreyfus High Yield Fund, Cl. I	(36,664)	427,085	1.9	27,959

17

NOTES TO FINANCIAL STATEMENTS (continued)

Affiliated Investment Company	Change in Net Unrealized Appreciation (Depreciation) ($)	Value 8/31/2015 ($)	Net Assets (%)	Dividends/ Distributions ($)
Dreyfus Intermediate Term Income Fund, Cl. Y	(31,947)	1,317,055	5.8	38,768
Dreyfus International Bond Fund, Cl. Y	(37,185)	357,090	1.6	16,884
Dreyfus International Equity Fund, Cl. Y††	(43,166)	651,686	2.9	6,066
Dreyfus International Stock Index Fund	(68,164)	596,531	2.6	16,790
Dreyfus International Value Fund, Cl. I	(58,651)	-	-	5,694
Dreyfus Opportunistic Midcap Value Fund, Cl. Y	(132,699)	840,178	3.7	95,312
Dreyfus Research Growth Fund, Cl. Y	(73,393)	2,848,114	12.5	175,461
Dreyfus Short Duration Bond Fund, Cl. Y	(89,669)	3,846,910	16.9	77,263
Dreyfus Smallcap Stock Index Fund	(44,630)	725,115	3.2	56,471
Dreyfus Strategic Value Fund, Cl. Y	(224,349)	1,926,364	8.5	212,489
Dreyfus Structured Midcap Fund, Cl. Y	(114,959)	724,322	3.2	96,761
Dreyfus U.S. Equity Fund, Cl. Y	(147,420)	1,696,570	7.4	98,041
Dreyfus/Newton International Equity Fund, Cl. Y	(55,827)	689,256	3.0	31,781
Dreyfus/The Boston Company Small/Mid Cap Growth Fund, Cl. Y	(60,107)	735,913	3.2	72,337
International Stock Fund, Cl. Y	(51,833)	452,340	2.0	7,540
Total	(2,098,264)	22,841,686	100.3	1,407,298

†  Includes reinvested dividends/distributions.

†† During the period ended August 31, 2015, investments were exchanged in the same fund from Class I to Class Y shares.

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from

18

net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended August 31, 2015, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended August 31, 2015, the fund did not incur any interest or penalties.

Each tax year in the four-year period ended August 31, 2015 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At August 31, 2015, the components of accumulated earnings on a tax basis were as follows: undistributed ordinary income $101,448, undistributed capital gains $744,272 and unrealized appreciation $2,659,938.

The tax character of distributions paid to shareholders during the fiscal periods ended August 31, 2015 and August 31, 2014 were as follows: ordinary income $615,659 and $407,902, and long-term capital gains $591,121 and $167,566, respectively.

During the period ended August 31, 2015, as a result of permanent book to tax differences, primarily due to the tax treatment for short-term capital gain distributions from regulated investment company holdings, the fund increased accumulated undistributed investment income-net by $135,581 and decreased accumulated net realized gain (loss) on investments by the same amount. Net assets and net asset value per share were not affected by this reclassification.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $430 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a

19

NOTES TO FINANCIAL STATEMENTS (continued)

subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Prior to October 8, 2014, the unsecured credit facility with Citibank, N.A. was $265 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended August 31, 2015, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with Dreyfus, there is no management fee paid to Dreyfus. The fund invests in other mutual funds advised by Dreyfus. All fees and expenses of the underlying funds are reflected in the underlying funds' net asset values. Dreyfus has contractually agreed, from September 1, 2014 through January 1, 2016 to assume the expenses of the fund so that the total annual fund’s and underlying funds’ operating expenses (excluding taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed 1.17% of the value of the fund’s average daily net assets. The reduction in expenses, pursuant to the undertaking, amounted to $50,540 during the period ended August 31, 2015.

(b) Under the Shareholder Services Plan, the fund pays the Distributor at an annual rate of .25% of the value of the fund’s average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund’s shares and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. Fees paid to the Distributor will be waived to the extent that the fund invests in an underlying affiliated fund with a Shareholder Services Plan. During the period ended August 31, 2015, the fund was charged $60,480 pursuant to the Shareholder Services Plan of which $3,537 was waived due to the fund's investment in certain of the underlying funds.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees.

20

For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended August 31, 2015, the fund was charged $12,765 for transfer agency services and $756 for cash management services. These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $30.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended August 31, 2015, the fund was charged $3,287 pursuant to the custody agreement.

During the period ended August 31, 2015, the fund was charged $8,772 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: Shareholder Services Plan fees $5,020, custodian fees $1,942, Chief Compliance Officer fees $1,390 and transfer agency fees $2,152, which are offset against an expense reimbursement currently in effect in the amount of $4,321.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended August 31, 2015, amounted to $4,743,980 and $4,469,127, respectively.

At August 31, 2015, the cost of investments for federal income tax purposes was $20,181,748; accordingly, accumulated net unrealized appreciation on investments was $2,659,938, consisting of $3,041,603 gross unrealized appreciation and $381,665 gross unrealized depreciation.

21

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Shareholders and Board of Directors
Dreyfus Growth Allocation Fund

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Dreyfus Growth Allocation Fund (one of the series comprising Strategic Funds, Inc.) as of August 31, 2015, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2015 by correspondence with the custodian and others. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus Growth Allocation Fund at August 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York
October 28, 2015

22

IMPORTANT TAX INFORMATION (Unaudited)

For federal tax purposes, the fund hereby reports 74.17% of the ordinary dividends paid during the fiscal year ended August 31, 2015 as qualifying for the corporate dividends received deduction. Also, certain dividends paid by the fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Of the distributions paid during the fiscal year, $381,845 represents the maximum amount that may be considered qualified dividend income. The fund also hereby reports $.1824 per share as a short-term capital gain distribution and $.4577 per share as a long-term capital gain distribution paid on December 31, 2014. Shareholders will receive notification in early 2016 of the percentage applicable to the preparation of their 2015 income tax returns.

23

BOARD MEMBERS INFORMATION (Unaudited)

INDEPENDENT BOARD MEMBERS

Joseph S. DiMartino (71)

Chairman of the Board (1995)

Principal Occupation During Past 5 Years:

• Corporate Director and Trustee (1995-present)

Other Public Company Board Memberships During Past 5 Years:

• CBIZ (formerly, Century Business Services, Inc.), a provider of outsourcing functions for small and medium size companies, Director (1997-present)

• The Newark Group, a provider of a national market of paper recovery facilities, paperboard mills and paperboard converting plants, Director (2000-2010)

No. of Portfolios for which Board Member Serves: 144

———————

Joni Evans (73)

Board Member (2006)

Principal Occupation During Past 5 Years:

• Chief Executive Officer, www.wowOwow.com an online community dedicated to women’s conversations and publications (2007-present)

• Principal, Joni Evans Ltd. (publishing) (2006-present)

No. of Portfolios for which Board Member Serves: 25

———————

Ehud Houminer (75)

Board Member (1994)

Principal Occupation During Past 5 Years:

• Executive-in-Residence at the Columbia Business School, Columbia

University (1992-present)

Other Public Company Board Membership During Past 5 Years:

•  Avnet, Inc., an electronics distributor, Director (1993-2012)

No. of Portfolios for which Board Member Serves: 62

———————

Hans C. Mautner (77)

Board Member (1984)

Principal Occupation During Past 5 Years:

• President--International Division and an Advisory Director of Simon Property Group, a

real estate investment company (1998-2010)

• Chairman and Chief Executive Officer of Simon Global Limited, a real estate company (1999-2010)

No. of Portfolios for which Board Member Serves: 25

———————

24

Robin A. Melvin (51)

Board Member (1995)

Principal Occupation During Past 5 Years:

• Co-chairman, Illinois Mentoring Partnership, non-profit organization dedicated to increasing the quantity and quality of mentoring services in Illinois; (2014-present; a board member since 2013)

• Director, Boisi Family Foundation, a private family foundation that supports youth-serving organizations that promote the self sufficiency of youth from disadvantaged circumstances (1995-2012)

No. of Portfolios for which Board Member Serves: 114

———————

Burton N. Wallack (64)

Board Member (2006)

Principal Occupation During Past 5 Years:

• President and Co-owner of Wallack Management Company, a real estate management company (1987-present)

No. of Portfolios for which Board Member Serves: 25

———————

John E. Zuccotti (78)

Board Member (1984)

Principal Occupation During Past 5 Years:

• Chairman of Brookfield Properties, Inc. (1996-present)

• Senior Counsel of Weil, Gotshal & Manges, LLP (1997-present)

Other Public Company Board Membership During Past 5 Years:

• Wellpoint, Inc., a health benefits company, Director (2005-2010)

No. of Portfolios for which Board Member Serves: 25

———————

25

BOARD MEMBERS INFORMATION (Unaudited) (continued)
INTERESTED BOARD MEMBER

Gordon J. Davis (74)

Board Member (2006)

Principal Occupation During Past 5 Years:

• Partner in the law firm of Venable LLP (2012-present)

• Partner in the law firm of Dewey & LeBoeuf LLP (1994-2012)

Other Public Company Board Memberships During Past 5 Years:

• Consolidated Edison, Inc., a utility company, Director (1997-2014)

• The Phoenix Companies, Inc., a life insurance company, Director (2000-2014)

No. of Portfolios for which Board Member Serves: 63

Gordon J. Davis is deemed to be an “interested person” (as defined under the Act) of the Company as a result of his affiliation with Venable LLP, which provides legal services to the Company.

———————

Once elected all Board Members serve for an indefinite term, but achieve Emeritus status upon reaching age 80. The address of the Board Members and Officers is c/o The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Additional information about the Board Members is available in the fund's Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-DREYFUS.

Arnold S. Hiatt, Emeritus Board Member
William Hodding Carter III, Emeritus Board Member

26

OFFICERS OF THE FUND (Unaudited)

BRADLEY J. SKAPYAK, President since January 2010.

Chief Operating Officer and a director of the Manager since June 2009, Chairman of Dreyfus Transfer, Inc., an affiliate of the Manager and the transfer agent of the funds, since May 2011 and Executive Vice President of the Distributor since June 2007. From April 2003 to June 2009, Mr. Skapyak was the head of the Investment Accounting and Support Department of the Manager. He is an officer of 69 investment companies (comprised of 144 portfolios) managed by the Manager. He is 56 years old and has been an employee of the Manager since February 1988.

BENNETT A. MACDOUGALL, Chief Legal Officer since October 2015

Chief Legal Officer of the Manager since June 2015; from June 2005 to June 2015, Director and Associate General Counsel of Deutsche Bank – Asset & Wealth Management Division, and Chief Legal Officer of Deutsche Investment Management Americas Inc. He is an officer of 70 investment companies (comprised of 169 portfolios) managed by the Manager. He is 44 years old and has been an employee of the Manager since June 2015.

JANETTE E. FARRAGHER, Vice President and Secretary since December 2011.

Assistant General Counsel of BNY Mellon, and an officer of 70 investment companies (comprised of 169 portfolios) managed by the Manager. She is 52 years old and has been an employee of the Manager since February 1984.

JAMES BITETTO, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon and Secretary of the Manager, and an officer of 70 investment companies (comprised of 169 portfolios) managed by the Manager. He is 49 years old and has been an employee of the Manager since December 1996.

JONI LACKS CHARATAN, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 70 investment companies (comprised of 169 portfolios) managed by the Manager. She is 59 years old and has been an employee of the Manager since October 1988.

JOSEPH M. CHIOFFI, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 70 investment companies (comprised of 169 portfolios) managed by the Manager. He is 53 years old and has been an employee of the Manager since June 2000.

JOHN B. HAMMALIAN, Vice President and Assistant Secretary since August 2005.

Senior Managing Counsel of BNY Mellon, and an officer of 70 investment companies (comprised of 169 portfolios) managed by the Manager. He is 52 years old and has been an employee of the Manager since February 1991.

MAUREEN E. KANE, Vice President and Assistant Secretary since April 2015.

Managing Counsel of BNY Mellon since July 2014; from October 2004 until July 2014, General Counsel, and from May 2009 until July 2014, Chief Compliance Officer of Century Capital Management. She is an officer of 70 investment companies (comprised of 169 portfolios) managed by the Manager. She is 53 years old and has been an employee of the Manager since July 2014.

SARAH S. KELLEHER, Vice President and Assistant Secretary since April 2014.

Senior Counsel of BNY Mellon, and an officer of 70 investment companies (comprised of 169 portfolios) managed by the Manager; from August 2005 to March 2013, Associate General Counsel of Third Avenue Management. She is 39 years old and has been an employee of the Manager since March 2013.

JEFF PRUSNOFSKY, Vice President and Assistant Secretary since August 2005.

Senior Managing Counsel of BNY Mellon, and an officer of 70 investment companies (comprised of 169 portfolios) managed by the Manager. He is 50 years old and has been an employee of the Manager since October 1990.

JAMES WINDELS, Treasurer since November 2001.

Director – Mutual Fund Accounting of the Manager, and an officer of 70 investment companies (comprised of 169 portfolios) managed by the Manager. He is 56 years old and has been an employee of the Manager since April 1985.

27

OFFICERS OF THE FUND (Unaudited) (continued)

RICHARD CASSARO, Assistant Treasurer since January 2008.

Senior Accounting Manager – Money Market and Municipal Bond Funds of the Manager, and an officer of 70 investment companies (comprised of 169 portfolios) managed by the Manager. He is 56 years old and has been an employee of the Manager since September 1982.

GAVIN C. REILLY, Assistant Treasurer since December 2005.

Tax Manager of the Investment Accounting and Support Department of the Manager, and an officer of 70 investment companies (comprised of 169 portfolios) managed by the Manager. He is 47 years old and has been an employee of the Manager since April 1991.

ROBERT S. ROBOL, Assistant Treasurer since August 2005.

Senior Accounting Manager – Fixed Income Funds of the Manager, and an officer of 70 investment companies (comprised of 169 portfolios) managed by the Manager. He is 51 years old and has been an employee of the Manager since October 1988.

ROBERT SALVIOLO, Assistant Treasurer since July 2007.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 70 investment companies (comprised of 169 portfolios) managed by the Manager. He is 48 years old and has been an employee of the Manager since June 1989.

ROBERT SVAGNA, Assistant Treasurer since August 2005.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 70 investment companies (comprised of 169 portfolios) managed by the Manager. He is 48 years old and has been an employee of the Manager since November 1990.

JOSEPH W. CONNOLLY, Chief Compliance Officer since October 2004.

Chief Compliance Officer of the Manager and The Dreyfus Family of Funds (70 investment companies, comprised of 169 portfolios). He is 58 years old and has served in various capacities with the Manager since 1980, including manager of the firm’s Fund Accounting Department from 1997 through October 2001.

28

NOTES

29

For More Information

Dreyfus Growth Allocation Fund
200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian

The Bank of New York Mellon
225 Liberty Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbols:	SGALX

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. (phone 1-800-SEC-0330 for information).

Information regarding how the fund voted proxies related to portfolio securities for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2015 MBSC Securities Corporation	6270AR0815

Dreyfus Moderate Allocation Fund

ANNUAL REPORT August 31, 2015

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

T H E F U N D

F O R M O R E I N F O R M AT I O N

Back Cover

Dreyfus Moderate Allocation Fund	The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this annual report for Dreyfus Moderate Allocation Fund, covering the 12-month period from September 1, 2014, through August 31, 2015. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Financial markets proved volatile over the reporting period. For much of the year, a recovering U.S. economy enabled stocks to advance, but those gains were more than erased in August when economic concerns in China, falling commodity prices and a stronger U.S. dollar sparked sharp corrections in equity markets throughout the world. The emerging markets were especially hard hit in this environment. U.S. bonds generally fared better, rallying in late 2014 due to robust investor demand before reversing course in the spring as the domestic economy strengthened. Global economic instability in August hurt corporate-backed and inflation-linked bonds, but U.S. government securities held up relatively well.

We expect market uncertainty and volatility to persist over the near term as investors vacillate between hopes that current market turmoil represents a healthy correction and fears that further disappointments could trigger a full-blown bear market. Our investment strategists and portfolio managers are monitoring developments carefully, keeping a close watch on Chinese fiscal and monetary policy, liquidity factors affecting various asset classes, and other developments that could influence investor sentiment. Over the longer term, we remain confident that financial markets are likely to stabilize as the world adjusts to slower Chinese economic growth, abundant energy resources, and the anticipated eventual normalization of monetary policy. In our view, investors will continue to be well served under these circumstances by a long-term perspective and a disciplined investment approach.

Thank you for your continued confidence and support.

Sincerely,

J. Charles Cardona

President

The Dreyfus Corporation

September 15, 2015

2

DISCUSSION OF FUND PERFORMANCE

For the period of September 1, 2014, through August 31, 2015, as provided by Keith L. Stransky, CFA, Senior Portfolio Managers

Fund and Market Performance Overview

For the 12-month period ended August 31, 2015, Dreyfus Moderate Allocation Fund produced a total return of -3.00%.1 In comparison, the fund’s benchmark, the Standard & Poor’s 500® Composite Stock Price Index, produced a total return of 0.48% for the same period.2 The fund also utilizes a customized blended index composed of 60% Standard & Poor’s 500 Composite Stock Price Index and 40% Barclays U.S. Aggregate Bond Index, which returned 1.27% for the same period.3

U.S. stocks produced roughly flat returns amid heightened volatility over the reporting period, while U.S. fixed-income markets fared slightly better. The fund lagged its benchmarks, mainly due to shortfalls among international investments that are not reflected in the indices’ results.

The Fund’s Investment Approach

Dreyfus Moderate Allocation Fund seeks a balance of current income and capital appreciation. In pursuing its goal, the fund normally allocates 60% of its assets to equity securities and 40% of its assets to fixed income securities.

The fund achieves its targeted asset allocation mix by investing in other mutual funds that are advised by The Dreyfus Corporation (Dreyfus). In turn, the underlying funds invest in a wide range of equity and fixed income securities, including U.S. large-, mid-, and small-cap equities; international, global and emerging-market equities; and U.S. and international fixed income securities.

The fund’s portfolio managers, who comprise the Dreyfus Investment Committee, select the underlying funds based on their investment objectives and management policies, portfolio holdings, risk/reward profiles, historical performance and other factors. The fund may invest in a variety of underlying equity and fixed income funds identified by the Dreyfus Investment Committee. The underlying fund options are subject to change at any given time by the fund’s board of directors.

Global Economic Concerns Sparked Market Turnmoil

The reporting period began in the midst of a U.S. stock market downturn stemming from disappointing global economic data, but domestic employment gains, better consumer confidence, and improved business sentiment prompted a quick market recovery. Consequently, some broad U.S. market indices climbed to record highs through the end of February 2015. Investors responded negatively in March to sluggish domestic economic growth stemming from severe winter weather and an appreciating U.S. dollar. However, the U.S. economy regained traction in the spring, and stocks resumed their advance until a debt crisis in Greece and slowing economic growth in China again sent stock prices lower over the summer.

In the U.S. bond market, long-term interest rates fluctuated as investors reacted to global economic developments and shifting expectations of higher short-term interest rates in the

3

DISCUSSION OF FUND PERFORMANCE (continued)

United States. Nonetheless, U.S. bonds generally produced higher returns than U.S. stocks for the reporting period overall.

In contrast, an appreciating U.S. dollar against most other currencies substantially undermined international investment returns for U.S. residents. In addition, stocks in the emerging markets lost considerable value amid slowing economic growth in China.

Overseas Exposure Undercut Relative Performance

The fund’s performance compared to its U. S.-centric benchmarks was constrained by exposure to international markets. Most notably, Dreyfus Emerging Markets Fund was hurt by general weakness in developing countries. While some of the fund’s more defensively positioned international equity investments—such as Dreyfus/Newton International Equity Fund and International Stock Fund—fared better than international market averages, they nonetheless underperformed the S&P 500 Index.

The fund’s relative performance was dampened to a lesser degree by security selection shortfalls within some of its underlying stock funds. Dreyfus Appreciation Fund was hurt by overweighted exposure to the struggling energy sector, Dreyfus Opportunistic Midcap Value Fund struggled with disappointments in the materials and industrials sectors, and Dreyfus Structured Midcap Fund underperformed in the energy, financials, and industrials sectors. Among fixed-income investments, results were hindered by exposure to lower rated high yield securities. The fund’s allocation strategy helped offset some of the relative weakness produced by its underlying mutual funds. The fund benefited from underweighted exposure compared to its neutral allocation targets among international equities and fixed-income securities. Overweighted positions in U.S. bonds also supported relative performance.

Allocation changes during the reporting period were limited to two moves in February, when we moved assets from Dreyfus International Value Fund to the better performing Dreyfus International Equity Fund, and we reduced international equity exposure by shifting assets from Dreyfus Global Real Estate Securities Fund to the Dreyfus Short Duration Bond Fund.

Positioned for Continued U.S. Economic Growth

We expect market volatility to persist over the near term, but we remain optimistic about the markets’ longer term prospects. The U.S. economy has continued to grow, aggressively accommodative monetary policies are at work in several international markets, and equity valuations throughout the world have become more attractive. Still, until we see greater evidence of global economic stability, we have maintained overweighted exposure to bonds, and we have continued to favor U.S. investments over their international counterparts.

September 15, 2015

Equity funds are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus. Stocks of small- and/or mid-cap companies often experience sharper price fluctuations than stocks of large-cap companies.

Asset allocation and diversification cannot assure a profit or protect against loss.

The ability of the fund to achieve its investment goal depends, in part, on the ability of the Dreyfus Investment Committee to allocate effectively the fund’s assets among the asset classes and the underlying funds. There can be no assurance that the actual allocations will be effective in achieving the fund’s investment goal.

4

Bond funds are subject generally to interest rate, credit, liquidity, and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.

Investing internationally involves special risks, including changes in currency exchange rates, political, economic, and social instability, a lack of comprehensive company information, differing auditing and legal standards, and less market liquidity. Emerging markets tend to be more volatile than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries.

1 Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment ret urn fluctuate such that upon redemption fund shares may be worth more or less than their original cost, Return figure provided reflects the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an agreement in effect through January 1, 2016, at which time it may be extended, terminated, or modified. Had these expenses not been absorbed, the fund’s return would have been lower.

2  SOURCE: LIPPER, INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions. The Standard & Poor’s 500 Composite Stock Price Index is a widely accepted, unmanaged index of US. stock market performance.

3  Factset — The Bonded Index is sourced to Factset (both definition are fine).

5

FUND PERFORMANCE

Comparison of change in value of $10,000 investment in Dreyfus Moderate Allocation Fund with the Standard & Poor's 500 Composite Stock Price Index, and the Customized Blended Index

Average Annual Total Returns as of 8/31/15
	Inception			From
	Date	1 Year	5 Years	Inception
Fund	10/1/09	-3.00%	7.48%	7.06%
Standard & Poor's 500 Composite Stock Price Index	9/30/09	0.48%	15.86%	13.47%	†††
Customized Blended Index	9/30/09	1.27%	10.75%	9.78%	†††

† Source: Lipper Inc.

†† Source: Factset

Past performance is not predictive of future performance. The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The above graph compares a $10,000 investment made in Dreyfus Moderate Allocation Fund on 10/1/09 (inception date) to a $10,000 investment made in two different indices: (1) the Standard & Poor’s 500 Composite Stock Price Index (the “S&P 500 Index”) and (2) the Customized Blended Index. The Customized Blended Index is calculated on a year-to-date basis and rebalanced monthly. All dividends and capital gain distributions are reinvested.

The fund’s performance shown in the line graph above takes into account all applicable fees and expenses. The S&P 500 Index is a widely accepted, unmanaged index of U.S. stock market performance. The Customized Blended Index is composed of the S&P 500 Index, 60%, and the Barclays U.S. Aggregate Bond Index (“Barclays Index”), 40%. The Barclays Index is a widely accepted, unmanaged index of corporate, government and government agency debt instruments, mortgage-backed securities and asset-backed securities with an average maturity of 1-10 years. Unlike a mutual fund, the indices are not subject to charges, fees and other expenses. Investors cannot invest directly in any index. Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the prospectus and elsewhere in this report.

††† For comparative purposes, the value of each index on 9/30/09 is used as the beginning value on 10/1/09.

6

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Moderate Allocation Fund from March 1, 2015 to August 31, 2015. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended August 31, 2015

Expenses paid per $1,000†	$ 1.97
Ending value (after expenses)	$ 954.40

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended August 31, 2015

Expenses paid per $1,000†	$ 2.04
Ending value (after expenses)	$1,023.19

† Expenses are equal to the fund’s annualized expense ratio of .40%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

7

STATEMENT OF INVESTMENTS

August 31, 2015

||ANAME||

Registered Investment Companies - 100.1% (continued)	Shares		Value ($)
Domestic Equity - 44.5% (continued)
Dreyfus Appreciation Fund, Cl. Y	97,475	[a]	4,793,833
Dreyfus Disciplined Stock Fund	91,561	[a]	3,093,837
Dreyfus Opportunistic Midcap Value Fund, Cl. Y	43,478	[a]	1,605,622
Dreyfus Research Growth Fund, Cl. Y	473,211	[a]	6,601,289
Dreyfus Smallcap Stock Index Fund	61,170	[a]	1,728,665
Dreyfus Strategic Value Fund, Cl. Y	124,494	[a]	4,802,986
Dreyfus Structured Midcap Fund, Cl. Y	60,492	[a]	1,739,133
Dreyfus U.S. Equity Fund, Cl. Y	218,517	[a]	4,112,481
Dreyfus/The Boston Company Small/Mid Cap Growth Fund, Cl. Y	102,095	[a]	1,744,806
			30,222,652
Domestic Fixed Income - 38.1% (continued)
Dreyfus Bond Market Index Fund, BASIC Shares	388,579	[a]	4,052,876
Dreyfus High Yield Fund, Cl. I	422,625	[a]	2,637,176
Dreyfus Intermediate Term Income Fund, Cl. Y	619,397	[a]	8,460,969
Dreyfus Short Duration Bond Fund, Cl. Y	1,045,746	[a]	10,677,061
			25,828,082
Foreign Equity - 11.6% (continued)
Dreyfus Emerging Markets Fund, Cl. Y	140,099	[a]	1,103,982
Dreyfus Global Real Estate Securities Fund, Cl. Y	133,258	[a]	1,146,022
Dreyfus International Equity Fund, Cl. Y	45,632	[a]	1,552,395
Dreyfus International Stock Index Fund	90,734	[a]	1,405,469
Dreyfus/Newton International Equity Fund, Cl. Y	84,409	[a]	1,616,437
International Stock Fund, Cl. Y	75,615	[a]	1,063,904
			7,888,209
Foreign Fixed Income - 5.9% (continued)
Dreyfus Emerging Markets Debt Local Currency Fund, Cl. Y	159,412	[a]	1,740,782
Dreyfus International Bond Fund, Cl. Y	147,086	[a]	2,276,895
			4,017,677
Total Investments (cost $63,180,365)	100.1%		67,956,620
Liabilities, Less Cash and Receivables	(.1%)		(61,513)
Net Assets	100.0%		67,895,107

a Investment in affiliated mutual fund.

Portfolio Summary (Unaudited) †	Value (%)
Mutual Funds: Domestic	82.6
Mutual Funds: Foreign	17.5
100.1

†Based on net assets.

See notes to financial statements.

8

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2015

	Cost	Value
	Assets ($):
Investments in affliated issuers—See Statement of Investments	63,180,365	67,956,620
	Receivable for investment securities sold	157,290
	Prepaid expenses	12,438
		68,126,348
	Liabilities ($):
	Due to The Dreyfus Corporation and affiliates—Note 3(b)	20,274
	Cash overdraft due to Custodian	155,976
	Payable for shares of Common Stock redeemed	7,521
	Accrued expenses	47,470
		231,241
	Net Assets ($)	67,895,107
	Composition of Net Assets ($):
	Paid-in capital	60,728,692
	Accumulated undistributed investment income—net	464,898
	Accumulated net realized gain (loss) on investments	1,925,262
	Accumulated net unrealized appreciation (depreciation) on investments	4,776,255
	Net Assets ($)	67,895,107
	Shares Outstanding
	(100 million shares of $.001 par value Common Stock authorized)	4,158,592
	Net Asset Value Per Share ($)	16.33

See notes to financial statements.

9

STATEMENT OF OPERATIONS

Year Ended August 31, 2015

Investment Income ($):
Income:
Cash dividends from affiliated issuers	1,472,024
Expenses:
Shareholder servicing costs—Note 3(b)	228,524
Professional fees	42,671
Registration fees	20,276
Prospectus and shareholders’ reports	9,357
Directors' fees and expenses—Note 3(c)	6,319
Custodian fees—Note 3(b)	3,461
Loan commitment fees—Note 2	814
Miscellaneous	15,667
Total Expenses	327,089
Less—reduction in expenses due to undertaking—Note 3(a)	(20,305)
Less—waiver of shareholder servicing fees—Note 3(b)	(8,962)
Less—reduction in fees due to earnings credits—Note 3(b)	(57)
Net Expenses	297,765
Investment Income—Net	1,174,259
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments:
Affiliated issuers	2,774
Capital gain distributions from affiliated issuers	2,781,434
Net Realized Gain (Loss)	2,784,208
Net unrealized appreciation (depreciation) on investments:
Affiliated issuers	(6,049,857)
Net Realized and Unrealized Gain (Loss) on Investments	(3,265,649)
Net (Decrease) in Net Assets Resulting from Operations	(2,091,390)

See notes to financial statements.

10

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended August 31,
	2015	2014
Operations ($):
Investment income—net	1,174,259	947,649
Net realized gain (loss) on investments	2,784,208	1,743,863
Net unrealized appreciation (depreciation) on investments	(6,049,857)	6,699,476
Net Increase (Decrease) in Net Assets Resulting from Operations	(2,091,390)	9,390,988
Dividends to Shareholders from ($):
Investment income—net	(1,524,930)	(1,045,194)
Net realized gain on investments	(1,713,924)	(521,576)
Total Dividends	(3,238,854)	(1,566,770)
Capital Stock Transactions ($):
Net proceeds from shares sold	3,601,118	24,977,590
Dividends reinvested	3,192,635	1,538,683
Cost of shares redeemed	(17,159,083)	(9,164,931)
Increase (Decrease) in Net Assets from Capital Stock Transactions	(10,365,330)	17,351,342
Total Increase (Decrease) in Net Assets	(15,695,574)	25,175,560
Net Assets ($):
Beginning of Period	83,590,681	58,415,121
End of Period	67,895,107	83,590,681
Undistributed investment income—net	464,898	410,316
Capital Share Transactions (Shares):
Shares sold	210,538	1,490,050
Shares issued for dividends reinvested	191,405	92,469
Shares redeemed	(1,010,581)	(542,629)
Net Increase (Decrease) in Shares Outstanding	(608,638)	1,039,890

See notes to financial statements.

11

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

	Year Ended August 31,
	2015	2014	2013	2012	2011
Per Share Data ($):
Net asset value, beginning of period	17.53	15.67	14.85	14.12	12.93
Investment Operations:
Investment income—net[a]	.26	.22	.26	.18	.18
Net realized and unrealized gain (loss) on investments	(.76)	2.03	.94	.86	1.25
Total from Investment Operations	(.50)	2.25	1.20	1.04	1.43
Distributions:
Dividends from investment income—net	(.33)	(.26)	(.25)	(.22)	(.20)
Dividends from net realized gain on investments	(.37)	(.13)	(.13)	(.09)	(.04)
Total Distributions	(.70)	(.39)	(.38)	(.31)	(.24)
Net asset value, end of period	16.33	17.53	15.67	14.85	14.12
Total Return (%)	(3.00)	14.45	8.16	7.57	11.02
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[b]	.42	.43	.51	.63	.74
Ratio of net expenses to average net assets[b]	.39	.25	.29	.59	.63
Ratio of net investment income to average net assets[b]	1.52	1.30	1.68	1.27	1.25
Portfolio Turnover Rate	10.58	17.81	31.25	28.82	17.48
Net Assets, end of period ($ x 1,000)	67,895	83,591	58,415	35,389	27,840

a Based on average shares outstanding.

b Amounts do not include the expenses of the underlying funds.

See notes to financial statements.

12

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus Moderate Allocation Fund (the “fund”) is a separate diversified series of Strategic Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering nine series, including the fund. The fund’s investment objective is to seek a balance of current income and capital appreciation. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares, which are sold to the public without a sales charge.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

13

NOTES TO FINANCIAL STATEMENTS (continued)

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investments are valued at the net asset value of each underlying fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date and are generally categorized within Level 1 of the fair value hierarchy.

The following is a summary of the inputs used as of August 31, 2015 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Mutual Funds†	67,956,620	-	-	67,956,620

† See Statement of Investments for additional detailed categorizations.

At August 31, 2015, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis.

14

Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended August 31, 2015 were as follows:

Affiliated Investment	Value			Net Realized
Company	8/31/2014 ($)	Purchases ($)†	Sales ($)	Gain (Loss) ($)
Dreyfus Appreciation Fund, Cl. Y	6,069,595	529,953	1,113,100	5,570
Dreyfus Bond Market Index Fund, BASIC Shares	4,788,897	230,442	886,759	2,072
Dreyfus Disciplined Stock Fund	3,657,718	462,376	663,519	(29,877)
Dreyfus Emerging Markets Debt Local Currency Fund, Cl. Y	2,838,008	85,340	536,396	(122,284)
Dreyfus Emerging Markets Fund, Cl. Y	1,902,658	56,964	341,061	(7,553)
Dreyfus Global Real Estate Securities Fund, Cl. Y	3,257,919	152,603	2,232,745	256,323
Dreyfus High Yield Fund, Cl. I	3,263,391	244,060	606,159	(28,020)
Dreyfus Intermediate Term Income Fund, Cl. Y	10,151,667	450,907	1,903,742	(34,867)
Dreyfus International Bond Fund, Cl. Y	2,929,192	171,782	551,899	(30,328)
Dreyfus International Equity Fund, Cl. Y††	1,201,840	702,166	239,088	(7,589)
Dreyfus International Stock Index Fund	1,858,936	78,453	350,363	(15,172)
Dreyfus International Value Fund, Cl. I	1,028,196	33,892	988,681	66,251
Dreyfus Opportunistic Midcap Value Fund, Cl. Y	2,003,652	242,773	365,865	(8,785)
Dreyfus Research Growth Fund, Cl. Y	7,580,101	576,437	1,384,398	16,942
Dreyfus Short Duration Bond Fund, Cl. Y	11,009,321	2,059,687	2,086,674	(41,462)
Dreyfus Smallcap Stock Index Fund	2,022,360	185,609	367,416	(545)

15

NOTES TO FINANCIAL STATEMENTS (continued)

Affiliated Investment	Value			Net Realized
Company	8/31/2014 ($)	Purchases ($)†	Sales ($)	Gain (Loss) ($)
Dreyfus Strategic Value Fund, Cl. Y	5,753,161	704,638	1,044,888	(2,251)
Dreyfus Structured Midcap Fund, Cl. Y	2,113,161	300,086	373,617	373
Dreyfus U.S. Equity Fund, Cl. Y	5,054,216	355,353	925,516	6,490
Dreyfus/Newton International Equity Fund, Cl. Y	1,847,715	269,622	352,548	(10,033)
Dreyfus/The Boston Company Small/Mid Cap Growth Fund, Cl. Y	2,036,695	229,163	367,416	(7,515)
International Stock Fund, Cl. Y	1,413,218	45,177	263,547	(4,966)
TOTAL	83,781,617	8,167,483	17,945,397	2,774

Affiliated Investment Company	Change in Net Unrealized Appreciation (Depreciation) ($)	Value 8/31/2015 ($)	Net Assets (%)	Dividends/ Distributions ($)
Dreyfus Appreciation Fund, Cl. Y	(698,185)	4,793,833	7.1	424,328
Dreyfus Bond Market Index Fund, BASIC Shares	(81,776)	4,052,876	6.0	146,296
Dreyfus Disciplined Stock Fund	(332,861)	3,093,837	4.6	399,413
Dreyfus Emerging Markets Debt Local Currency Fund, Cl. Y	(523,886)	1,740,782	2.5	34,441
Dreyfus Emerging Markets Fund, Cl. Y	(507,026)	1,103,982	1.6	24,601
Dreyfus Global Real Estate Securities Fund, Cl. Y	(288,078)	1,146,022	1.7	95,231
Dreyfus High Yield Fund, Cl. I	(236,096)	2,637,176	3.9	186,541
Dreyfus Intermediate Term Income Fund, Cl. Y	(202,996)	8,460,969	12.4	270,258
Dreyfus International Bond Fund, Cl. Y	(241,852)	2,276,895	3.3	119,411
Dreyfus International Equity Fund, Cl. Y††	(104,934)	1,552,395	2.3	15,981

16

Affiliated Investment Company	Change in Net Unrealized Appreciation (Depreciation) ($)	Value 8/31/2015 ($)	Net Assets (%)	Dividends/ Distributions ($)
Dreyfus International Stock Index Fund	(166,385)	1,405,469	2.1	45,206
Dreyfus International Value Fund, Cl. I	(139,658)	-	-	16,224
Dreyfus Opportunistic Midcap Value Fund, Cl. Y	(266,153)	1,605,622	2.4	208,056
Dreyfus Research Growth Fund, Cl. Y	(187,793)	6,601,289	9.7	445,068
Dreyfus Short Duration Bond Fund, Cl. Y	(263,811)	10,677,061	15.7	233,543
Dreyfus Smallcap Stock Index Fund	(111,343)	1,728,665	2.5	150,745
Dreyfus Strategic Value Fund, Cl. Y	(607,674)	4,802,986	7.1	605,161
Dreyfus Structured Midcap Fund, Cl. Y	(300,870)	1,739,133	2.6	264,633
Dreyfus U.S. Equity Fund, Cl. Y	(378,062)	4,112,481	6.0	267,530
Dreyfus/Newton International Equity Fund, Cl. Y	(138,319)	1,616,437	2.4	86,324
Dreyfus/The Boston Company Small/Mid Cap Growth Fund, Cl. Y	(146,121)	1,744,806	2.6	194,298
International Stock Fund, Cl. Y	(125,978)	1,063,904	1.6	20,169
TOTAL	(6,049,857)	67,956,620	100.1	4,253,458

† Includes reinvested dividends/distributions.

†† During the period ended August 31, 2015, investments were exchanged in the same fund from Class I to Class Y shares.

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

17

NOTES TO FINANCIAL STATEMENTS (continued)

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended August 31, 2015, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended August 31, 2015, the fund did not incur any interest or penalties.

Each tax year in the four-year period ended August 31, 2015 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At August 31, 2015, the components of accumulated earnings on a tax basis were as follows: undistributed ordinary income $471,294, undistributed capital gains $2,124,478 and unrealized appreciation $4,570,643.

The tax character of distributions paid to shareholders during the fiscal periods ended August 31, 2015 and August 31, 2014 were as follows: ordinary income $1,864,472 and $1,185,697, and long-term capital gains $1,374,382 and $381,073, respectively.

During the period ended August 31, 2015, as a result of permanent book to tax differences, primarily due to the tax treatment for short-term capital gain distributions from regulated investment company holdings, the fund increased accumulated undistributed investment income-net by $405,253 and decreased accumulated net realized gain (loss) on investments by the same amount. Net assets and net asset value per share were not affected by this reclassification.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $430 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Prior to October 8, 2014, the unsecured credit facility with Citibank, N.A. was $265 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time

18

of borrowing. During the period ended August 31, 2015, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with Dreyfus, there is no management fee paid to Dreyfus. The fund invests in other mutual funds advised by Dreyfus. All fees and expenses of the underlying funds are reflected in the underlying funds' net asset values. Dreyfus has contractually agreed, from September 1, 2014 through January 1, 2016 to assume the expenses of the fund so that the total annual fund’s and underlying funds’ operating expenses (excluding taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed 1.05% of the value of the fund’s average daily net assets. The reduction in expenses, pursuant to the undertaking, amounted to $20,305 during the period ended August 31, 2015.

(b) Under the Shareholder Services Plan, the fund pays the Distributor at an annual rate of .25% of the value of the fund’s average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund’s shares and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. Fees paid to the Distributor will be waived to the extent that the fund invests in an underlying affiliated fund with a Shareholder Services Plan. During the period ended August 31, 2015, the fund was charged $193,109 pursuant to the Shareholder Services Plan of which $8,962 was waived due to the fund's investment in certain of the underlying funds.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis,

19

NOTES TO FINANCIAL STATEMENTS (continued)

while cash management fees are related to fund subscriptions and redemptions. During the period ended August 31, 2015, the fund was charged $21,586 for transfer agency services and $1,427 for cash management services. These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $57.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended August 31, 2015, the fund was charged $3,461 pursuant to the custody agreement.

During the period ended August 31, 2015, the fund was charged $8,772 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: Shareholder Services Plan fees $14,859, custodian fees $1,787, Chief Compliance Officer fees $1,390 and transfer agency fees $3,977, which are offset against an expense reimbursement currently in effect in the amount of $1,739.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended August 31, 2015, amounted to $8,167,483 and $17,945,397, respectively.

At August 31, 2015, the cost of investments for federal income tax purposes was $63,385,977; accordingly, accumulated net unrealized apreciation on investments was $4,570,643, consisting of $6,281,129 gross unrealized appreciation and $1,710,486 gross unrealized depreciation.

20

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Shareholders and Board of Directors
Dreyfus Moderate Allocation Fund

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Dreyfus Moderate Allocation Fund (one of the series comprising Strategic Funds, Inc.) as of August 31, 2015, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2015 by correspondence with the custodian and others. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus Moderate Allocation Fund at August 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York
October 28, 2015

21

IMPORTANT TAX INFORMATION (Unaudited)

For federal tax purposes, the fund hereby reports 86.99% of the ordinary dividends paid during the fiscal year ended August 31, 2015 as qualifying for the corporate dividends received deduction. Also, certain dividends paid by the fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Of the distributions paid during the fiscal year, $1,553,659 represents the maximum amount that may be considered qualified dividend income. The fund also hereby reports $.0733 per share as a short-term capital gain distribution and $.2967 per share as a long-term capital gain distribution paid on December 31, 2014. Shareholders will receive notification in early 2016 of the percentage applicable to the preparation of their 2015 income tax returns.

22

BOARD MEMBERS INFORMATION (Unaudited)

INDEPENDENT BOARD MEMBERS

Joseph S. DiMartino (71)

Chairman of the Board (1995)

Principal Occupation During Past 5 Years:

• Corporate Director and Trustee (1995-present)

Other Public Company Board Memberships During Past 5 Years:

• CBIZ (formerly, Century Business Services, Inc.), a provider of outsourcing functions for small and medium size companies, Director (1997-present)

• The Newark Group, a provider of a national market of paper recovery facilities, paperboard mills and paperboard converting plants, Director (2000-2010)

No. of Portfolios for which Board Member Serves: 144

———————

Joni Evans (73)

Board Member (2006)

Principal Occupation During Past 5 Years:

• Chief Executive Officer, www.wowOwow.com an online community dedicated to women’s conversations and publications (2007-present)

• Principal, Joni Evans Ltd. (publishing) (2006-present)

No. of Portfolios for which Board Member Serves: 25

———————

Ehud Houminer (75)

Board Member (1994)

Principal Occupation During Past 5 Years:

• Executive-in-Residence at the Columbia Business School, Columbia

University (1992-present)

Other Public Company Board Membership During Past 5 Years:

•  Avnet, Inc., an electronics distributor, Director (1993-2012)

No. of Portfolios for which Board Member Serves: 62

———————

Hans C. Mautner (77)

Board Member (1984)

Principal Occupation During Past 5 Years:

• President--International Division and an Advisory Director of Simon Property Group, a

real estate investment company (1998-2010)

• Chairman and Chief Executive Officer of Simon Global Limited, a real estate company (1999-2010)

No. of Portfolios for which Board Member Serves: 25

———————

23

BOARD MEMBERS INFORMATION (Unaudited) (continued)
INDEPENDENT BOARD MEMBERS (continued)

Robin A. Melvin (51)

Board Member (1995)

Principal Occupation During Past 5 Years:

• Co-chairman, Illinois Mentoring Partnership, non-profit organization dedicated to increasing the quantity and quality of mentoring services in Illinois; (2014-present; a board member since 2013)

• Director, Boisi Family Foundation, a private family foundation that supports youth-serving organizations that promote the self sufficiency of youth from disadvantaged circumstances (1995-2012)

No. of Portfolios for which Board Member Serves: 114

———————

Burton N. Wallack (64)

Board Member (2006)

Principal Occupation During Past 5 Years:

• President and Co-owner of Wallack Management Company, a real estate management company (1987-present)

No. of Portfolios for which Board Member Serves: 25

———————

John E. Zuccotti (78)

Board Member (1984)

Principal Occupation During Past 5 Years:

• Chairman of Brookfield Properties, Inc. (1996-present)

• Senior Counsel of Weil, Gotshal & Manges, LLP (1997-present)

Other Public Company Board Membership During Past 5 Years:

• Wellpoint, Inc., a health benefits company, Director (2005-2010)

No. of Portfolios for which Board Member Serves: 25

———————

24

INTERESTED BOARD MEMBER

Gordon J. Davis (74)

Board Member (2006)

Principal Occupation During Past 5 Years:

• Partner in the law firm of Venable LLP (2012-present)

• Partner in the law firm of Dewey & LeBoeuf LLP (1994-2012)

Other Public Company Board Memberships During Past 5 Years:

• Consolidated Edison, Inc., a utility company, Director (1997-2014)

• The Phoenix Companies, Inc., a life insurance company, Director (2000-2014)

No. of Portfolios for which Board Member Serves: 63

Gordon J. Davis is deemed to be an “interested person” (as defined under the Act) of the Company as a result of his affiliation with Venable LLP, which provides legal services to the Company.

———————

Once elected all Board Members serve for an indefinite term, but achieve Emeritus status upon reaching age 80. The address of the Board Members and Officers is c/o The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Additional information about the Board Members is available in the fund's Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-DREYFUS.

Arnold S. Hiatt, Emeritus Board Member
William Hodding Carter III, Emeritus Board Member

25

OFFICERS OF THE FUND (Unaudited)

BRADLEY J. SKAPYAK, President since January 2010.

Chief Operating Officer and a director of the Manager since June 2009, Chairman of Dreyfus Transfer, Inc., an affiliate of the Manager and the transfer agent of the funds, since May 2011 and Executive Vice President of the Distributor since June 2007. From April 2003 to June 2009, Mr. Skapyak was the head of the Investment Accounting and Support Department of the Manager. He is an officer of 69 investment companies (comprised of 144 portfolios) managed by the Manager. He is 56 years old and has been an employee of the Manager since February 1988.

BENNETT A. MACDOUGALL, Chief Legal Officer since October 2015

Chief Legal Officer of the Manager since June 2015; from June 2005 to June 2015, Director and Associate General Counsel of Deutsche Bank – Asset & Wealth Management Division, and Chief Legal Officer of Deutsche Investment Management Americas Inc. He is an officer of 70 investment companies (comprised of 169 portfolios) managed by the Manager. He is 44 years old and has been an employee of the Manager since June 2015.

JANETTE E. FARRAGHER, Vice President and Secretary since December 2011.

Assistant General Counsel of BNY Mellon, and an officer of 70 investment companies (comprised of 169 portfolios) managed by the Manager. She is 52 years old and has been an employee of the Manager since February 1984.

JAMES BITETTO, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon and Secretary of the Manager, and an officer of 70 investment companies (comprised of 169 portfolios) managed by the Manager. He is 49 years old and has been an employee of the Manager since December 1996.

JONI LACKS CHARATAN, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 70 investment companies (comprised of 169 portfolios) managed by the Manager. She is 59 years old and has been an employee of the Manager since October 1988.

JOSEPH M. CHIOFFI, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 70 investment companies (comprised of 169 portfolios) managed by the Manager. He is 53 years old and has been an employee of the Manager since June 2000.

JOHN B. HAMMALIAN, Vice President and Assistant Secretary since August 2005.

Senior Managing Counsel of BNY Mellon, and an officer of 70 investment companies (comprised of 169 portfolios) managed by the Manager. He is 52 years old and has been an employee of the Manager since February 1991.

MAUREEN E. KANE, Vice President and Assistant Secretary since April 2015.

Managing Counsel of BNY Mellon since July 2014; from October 2004 until July 2014, General Counsel, and from May 2009 until July 2014, Chief Compliance Officer of Century Capital Management. She is an officer of 70 investment companies (comprised of 169 portfolios) managed by the Manager. She is 53 years old and has been an employee of the Manager since July 2014.

SARAH S. KELLEHER, Vice President and Assistant Secretary since April 2014.

Senior Counsel of BNY Mellon, and an officer of 70 investment companies (comprised of 169 portfolios) managed by the Manager; from August 2005 to March 2013, Associate General Counsel of Third Avenue Management. She is 39 years old and has been an employee of the Manager since March 2013.

JEFF PRUSNOFSKY, Vice President and Assistant Secretary since August 2005.

Senior Managing Counsel of BNY Mellon, and an officer of 70 investment companies (comprised of 169 portfolios) managed by the Manager. He is 50 years old and has been an employee of the Manager since October 1990.

JAMES WINDELS, Treasurer since November 2001.

Director – Mutual Fund Accounting of the Manager, and an officer of 70 investment companies (comprised of 169 portfolios) managed by the Manager. He is 56 years old and has been an employee of the Manager since April 1985.

26

RICHARD CASSARO, Assistant Treasurer since January 2008.

Senior Accounting Manager – Money Market and Municipal Bond Funds of the Manager, and an officer of 70 investment companies (comprised of 169 portfolios) managed by the Manager. He is 56 years old and has been an employee of the Manager since September 1982.

GAVIN C. REILLY, Assistant Treasurer since December 2005.

Tax Manager of the Investment Accounting and Support Department of the Manager, and an officer of 70 investment companies (comprised of 169 portfolios) managed by the Manager. He is 47 years old and has been an employee of the Manager since April 1991.

ROBERT S. ROBOL, Assistant Treasurer since August 2005.

Senior Accounting Manager – Fixed Income Funds of the Manager, and an officer of 70 investment companies (comprised of 169 portfolios) managed by the Manager. He is 51 years old and has been an employee of the Manager since October 1988.

ROBERT SALVIOLO, Assistant Treasurer since July 2007.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 70 investment companies (comprised of 169 portfolios) managed by the Manager. He is 48 years old and has been an employee of the Manager since June 1989.

ROBERT SVAGNA, Assistant Treasurer since August 2005.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 70 investment companies (comprised of 169 portfolios) managed by the Manager. He is 48 years old and has been an employee of the Manager since November 1990.

JOSEPH W. CONNOLLY, Chief Compliance Officer since October 2004.

Chief Compliance Officer of the Manager and The Dreyfus Family of Funds (70 investment companies, comprised of 169 portfolios). He is 58 years old and has served in various capacities with the Manager since 1980, including manager of the firm’s Fund Accounting Department from 1997 through October 2001.

27

NOTES

28

NOTES

29

For More Information

Dreyfus Moderate Allocation Fund

200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian

The Bank of New York Mellon
225 Liberty Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbols:	SMDAX

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. (phone 1-800-SEC-0330 for information).

Information regarding how the fund voted proxies related to portfolio securities for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2015 MBSC Securities Corporation	6269AR0815

Item 2.             Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3.             Audit Committee Financial Expert.

The Registrant's Board has determined that Ehud Houminer, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC").   Ehud Houminer is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4.             Principal Accountant Fees and Services.

(a)  Audit Fees.  The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $96,678 in 2014 and $99,093 in 2015.

(b)  Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $ 36,360 in 2014 and $18,819 in 2015.  These services consisted of one or more of the following: (i) agreed upon procedures related to compliance with Internal Revenue Code section 817(h), (ii) security counts required by Rule 17f-2 under the Investment Company Act of 1940, as amended, (iii) advisory services as to the accounting or disclosure treatment of Registrant transactions or events and (iv) advisory services to the accounting or disclosure treatment of the actual or potential impact to the Registrant of final or proposed rules, standards or interpretations by the Securities and Exchange Commission, the Financial Accounting Standards Boards or other regulatory or standard-setting bodies.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $0 in 2014 and $0 in 2015.

(c)  Tax Fees.  The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice, and tax planning ("Tax Services") were $9,894 in 2014 and $11,120 in 2015.  These services consisted of: (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments; (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held, and (iv) determination of Passive Foreign Investment Companies. The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates, which required pre-approval by the Audit Committee were $0 in 2014 and $0 in 2015.

(d)  All Other Fees.  The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $507 in 2014 and $1,327 in 2015. [These services consisted of a review of the Registrant's anti-money laundering program].

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee, were $0 in 2014 and $0 in 2015.

(e)(1) Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. The pre-approved services in the Policy can include pre-approved audit services, pre-approved audit-related services, pre-approved tax services and pre-approved all other services.  Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence.  Pre-approvals pursuant to the Policy are considered annually.

(e)(2) Note: None of the services described in paragraphs (b) through (d) of this Item 4 were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) None of the hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal account's full-time, permanent employees.

Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $32,746,283 in 2014 and $21,000,680 in 2015.

Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor's independence.

Item 5.             Audit Committee of Listed Registrants.

                        Not applicable.  [CLOSED-END FUNDS ONLY]

Item 6.             Investments.

(a)                    Not applicable.

Item 7.             Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                        Not applicable.  [CLOSED-END FUNDS ONLY]

Item 8.             Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.  [CLOSED-END FUNDS ONLY, beginning with reports for periods ended on and after December 31, 2005]

Item 9.             Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                        Not applicable.  [CLOSED-END FUNDS ONLY]

Item 10.           Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures applicable to Item 10.

Item 11.           Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.           Exhibits.

(a)(1)   Code of ethics referred to in Item 2.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Strategic Funds, Inc.;

By:       /s/Bradley J. Skapyak

            Bradley J. Skapyak,

            President

Date:    October 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/Bradley J. Skapyak

            Bradley J. Skapyak,

            President

Date:    October 22, 2015

By:       /s/James Windels

            James Windels,

            Treasurer

Date:    October 22, 2015

EXHIBIT INDEX

(a)(1)   Code of ethics referred to in Item 2.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)